                 ANNUAL REPORT
                 SEPTEMBER 30, 2001

PRUDENTIAL
JENNISON EQUITY
OPPORTUNITY FUND

FUND TYPE
Small- to mid-capitalization stock

OBJECTIVE
Long-term growth of capital

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report
and information about the Fund's
portfolio holdings are for the
period covered by this report and
are subject to change thereafter.


Prudential Financial is a service
mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

(LOGO)

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Jennison Equity
Opportunity Fund (the Fund) invests
primarily in stocks of established
companies with growth prospects
that we believe are largely
unrecognized by most investors. We
aim for strong total investment
returns by combining a focus on
earnings growth with attention to
valuation (the relation between a
company's earnings and the price
the market is placing on the
company). This discipline
discourages us from paying too
much for projected earnings growth
or from continuing to hold a stock
when the risk/reward trade-off is no
longer favorable. There can be no
assurance that the Fund will
achieve its investment objective of
long-term growth of capital.


Portfolio Composition

Expressed as a percentage of
net assets as of 9/30/01

17.0% Financials
15.9  Materials
15.4  Information Technology
11.0  Consumer Discretionary
 9.8  Industrials
 9.2  Energy
 5.8  Telecommunication Services
 5.0  Healthcare
 1.7  Consumer Staples
 9.2  Cash & Equivalents

Ten Largest Holdings

Expressed as a percentage of
net assets as of 9/30/01

2.5%  Unocal Corp.
      Oil Services
2.4   Northrop Grumman Corp.
      Aerospace/Defense
2.4   XL Capital Ltd.
      Insurance
2.1   The Allstate Corp.
      Insurance
2.0   Conoco, Inc.
      Petroleum
2.0   The Hartford Financial Services
      Insurance
1.9   Temple-Inland, Inc.
      Paper & Forest Products
1.8   FleetBoston Financial Corp.
      Banking
1.8   Diebold, Inc.
      Computers & Business Equipment
1.8   Everest Reinsurance Group Ltd.
      Insurance
   www.prudential.com  (800) 225-1852

Annual Report  September 30, 2001

Cumulative Total Returns1        As of 9/30/01

                                      One            Since
                                      Year         Inception2
Class A                               7.61%          105.90%
Class B                               6.76            98.48
Class C                               6.76            98.48
Class Z                               7.85           108.67
Lipper Multi-Cap Value Fund Avg.3    -7.83            54.68

Average Annual Total Returns1                 As of 9/30/01

                                      One            Since
                                      Year         Inception2
Class A                               2.23%          14.68%
Class B                               2.06           14.90
Class C                               4.76           14.79
Class Z                               7.85           16.20

Past performance is not indicative
of future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost.

1 Source: Prudential Investments
LLC and Lipper Inc. The cumulative
total returns do not take into
account sales charges. The average
annual total returns do take into
account applicable sales charges.
The Fund charges a maximum front-
end sales charge of 5% for Class A
shares. Class B shares are subject
to a declining contingent deferred
sales charge (CDSC) of 5%, 4%, 3%,
2%, 1%, and 1% for six years.
Approximately seven years after
purchase, Class B shares will
automatically convert to Class A
shares on a quarterly basis. Class
C shares are subject to a front-end
sales charge of 1% and a CDSC of 1%
for 18 months. Class Z shares are
not subject to a sales charge or
distribution and service (12b-1)
fees.

2 Inception date: Class A, B, C,
and Z, 11/7/96.

3 The Lipper Average is unmanaged,
and is based on the average return
for all funds in each share class
for the one-year and since
inception periods in the Lipper
Multi-Cap Value Fund category.
Lipper Multi-Cap Value funds, by
portfolio practice, invest in a
variety of market capitalization
ranges without concentrating 75% of
their equity assets in any one
market capitalization range over an
extended period of time. Lipper
Multi-Cap Value funds will
generally have between 25% and 75%
of their assets invested in
companies with market
capitalizations (on a three-year
weighted basis) above 300% of the
dollar-weighted median market
capitalization of the S&P MidCap
400 Index. Multi-Cap Value funds
seek long-term growth of capital by
investing in companies that are
considered undervalued relative to
a major unmanaged stock index based
on price earnings, book value,
asset value, or other factors.
These funds will normally have a
below-average price/earnings ratio,
price-to-book ratio, and three-year
earnings growth figure.
                                     1

(LOGO)                      November 14, 2001

DEAR SHAREHOLDER,

The return on the Class A shares of
the Prudential Jennison Equity
Opportunity Fund over its fiscal
year ended September 30, 2001 was
moderately strong even by normal
standards, but a positive 7.61%
(2.23% to those paying the maximum
one-time Class A share sales
charge) stood out sharply in the
deeply depressed equity markets.
Not only did the Standard & Poor's
500 Composite Stock Price Index
(S&P 500 Index) post a negative
return of 26.61%, but the Lipper
Multi-Cap Value Fund Average
returned negative 7.83%. The Fund
beat the Lipper Average by more
than 15 percentage points. That is
a remarkable achievement that
places it in the top 10% of its
493-fund Lipper peer group. The
Fund's performance is also strong
over the period since its inception.

During this reporting period, the
major contributors to the Fund's
return were basic materials stocks,
industrials, and insurance
companies. The Fund's value
strategy focused on stocks whose
prices already reflected low
expectations, so they remained
stable or attracted more investors
when the slowing economy eroded the
profit optimism of owners of more
expensive stocks.

Such shifts in response to a
business cycle are a recurring
pattern in investment history. That
is why we recommend that equity
investors consider both value and
growth funds to reduce the
likelihood of large fluctuations in
the overall value of their
holdings. The addition of bond
funds to a portfolio can also
smooth returns as bonds tend to
move less in either direction than
stocks, and can move in the
opposite direction when the stock
market moves sharply down, as
happened over the past year.

Sincerely,

David R. Odenath, Jr., President
The Prudential Investment Portfolios, Inc./
Prudential Jennison Equity Opportunity Fund

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund

Annual Report  September 30, 2001

INVESTMENT ADVISER'S REPORT

TAKING PROFITS
The two stocks that made the
largest contributions to our return
are no longer in the portfolio.
Litton Industries is a defense
aerospace company whose shares
dropped in March 2000 when a cost
overrun knocked down its earnings.
We bought a large position at a
very favorable price. Last fall,
Northrop Grumman made an offer for
the company--shares that began the
period below $45 reached $80. We
sold all our shares after the stock
rose sharply in price upon
announcement of the offer.

The second largest contribution
came from Sabre Holdings, an
information processor for the
travel industry. It is known
primarily for its airline
reservation system and for
Travelocity, an Internet-based
reservation system. In the summer
of 2000, many investors became
concerned that the airlines might
squeeze out, or compete with, the
reservation industry, threatening
its profit margins and future
growth. Sabre stock sold off
dramatically, and we made an
opportunistic purchase. In June,
the company reorganized and
expanded its potential markets.
Shares rose very steeply. We took
advantage of the rise and locked in
our gain, a move that protected our
return when Sabre peaked at the end
of May and dropped sharply after
September 11.

We also made a substantial gain on
Triton Energy when it was acquired
by Amerada Hess. We judiciously
locked in some of our gain on
Federated Department Stores, owner
of Macy's, Bloomingdale's, and
others. We had purchased our shares
cheaply and sold a substantial part
of the position near the stock's
highs this spring. They
subsequently fell as deterioration
of the economic situation became
obvious.

MATERIALS MOVE AHEAD OF AN ECONOMIC CYCLE
We had a substantial commitment to
a diverse group of basic materials
stocks: chemicals, metals/mining,
and paper/forest products. We were
able to buy these at very depressed
prices because many investors
anticipated the economic slowdown.
When it came, other stocks fell to
reflect lower

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 9/30/01

2.5%  Unocal Corp./Oil Services
      Unocal is a large independent oil
      and gas exploration and production
      company, with proven reserves of
      6.6 trillion cu. ft. of natural gas
      and 550 million barrels of crude
      oil and condensate.  We think
      natural gas, in particular, will
      have a favorable supply/demand
      balance for some time.

2.4%  Northrop Grumman Corp./Aerospace/Defense
      Northrop Grumman is among the
      cheapest stocks in the defense
      industry group, a group that has
      been consolidating for some time
      and now has few large-cap firms.
      The remaining companies are likely
      to benefit from increasing defense
      spending. Northrop's sales jumped
      in the second quarter of 2001, and
      its share price shot up after the
      events of September 11.

2.4%  XL Capital Ltd./Insurance
      XL is a Bermuda-based
      property/casualty reinsurance
      company. Insurance rates in this
      area have been moving up rapidly.
      They are likely to get a boost from
      a sharp rise in demand for
      insurance and the weakened
      financial position of some
      companies after the events of
      September 11. XL is a strong
      company that can take full
      advantage of the tight market.

2.1%  The Allstate Corp./Insurance
      Allstate is the premier personal
      line insurer in the United States,
      a sector we believe is in the early
      stages of a pricing improvement.
      Moreover, Allstate is leveraging
      the improved environment by moving
      to a diversified distribution
      strategy that includes both
      Internet and direct telephone
      access.  We think both earnings and
      the price/earnings multiple the
      market is willing to pay will rise.

2.0%  Conoco, Inc./Petroleum
      Conoco, which gained full
      independence from DuPont in 1999,
      has become one of the few
      integrated oil companies with
      accelerating growth. Moreover, we
      expect the U.S. refining business
      generally to show more stable
      profit growth over the next few
      years. Conoco shares sell for less
      than about nine times estimated
      2001 earnings, which is below the
      price/earnings multiplier for most
      of its peers.

      Holdings are subject to change.

          www.prudential.com  (800) 225-1852

Annual Report  September 30, 2001

earnings expectations, while the
basic materials stocks already were
inexpensive. Now that a recession
is likely underway, investors are
buying in anticipation of the
recovery.

Within this group, the largest
contributors to the Fund's return
were Engelhard (chemicals for
automobile catalytic converters),
Monsanto (agricultural chemicals),
and Newmont Mining (gold). Gold
increased in price as it
traditionally does in times of
global turmoil because it is a safe
and transportable haven for money.

We took our profits on our aluminum
holdings, and sold some of our
paper companies. Nonetheless, basic
materials stocks made up 15.9% of
the Fund's holdings at period-end.

RISING INSURANCE RATES HELPED
Insurance companies, by far the
largest part of our financial
holdings, have benefited from a
rise in insurance rates, which had
been held down by intense
competition. The squeeze on their
profitability allowed us to buy
shares very inexpensively, and also
drove some of the weaker companies
from the business. As we expected,
that allowed an increase in rates
to more profitable levels. The
upward movement in insurance rates
gained significant momentum in the
aftermath of September 11. Simply
put, there is now a scarcity of
insurance capacity. The largest
contribution to the Fund's return
from a financial stock came from
John Hancock Financial Services.

Allstate (see Comments on Largest
Holdings), which was our largest
holding at the beginning of the
period, is the premier personal
line insurer in the United States.
Although it is not benefiting from
as strong a pricing environment as
the property/casualty insurers, its
rates are rising, and the company's
shares were very inexpensive when
we purchased them. We expect them
to increase faster than earnings as
Allstate proves it can deliver
earnings growth and its share price
begins to include a growth premium.
The Fund also benefited from
positive contributions from other
financial holdings, including XL
Capital (see Comments on Largest
Holdings).
                           5

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund

Annual Report  September 30, 2001

SOME INDIVIDUAL STORIES: GOOD AND BAD
The Fund's investment in Diebold
made a significant positive
contribution when the share price
rose sharply. Diebold makes ATMs,
and recently also moved into the
voting machine market. In addition,
it has new aggressive management
that is taking it into markets in
Europe and South America. Its
financial strength attracted
investors in this difficult market,
as did the fact that it met its
profit target.

One company that didn't meet
expectations--either analysts' or
ours--was Gilat Satellite Networks.
This Israel-based satellite service
provider lost our confidence as a
result of the shortfall, and we
sold the stock.

General Motors/Hughes offers
Direct/TV. While the demand for
Direct/TV continues to grow, the
rate of growth has been
disappointing. This is probably due
in part to management's distraction
as it continued to try to find a
buyer for the company. The steep
drop in its share price made it the
largest single detractor from the
Fund's return. In October, it was
announced that EchoStar would buy
the company, subject to regulatory
approval.

WHAT ELSE DIDN'T WORK
In a market that fell by so much,
we could expect to have some
losses. They were concentrated in
telecommunication services and
energy. We didn't have a very large
exposure to telecommunication
services, but the sector was among
the market's worst. The largest
detractors from the Fund's return
were Millicom International
Cellular, Cable & Wireless PLC, and
Global Crossing. We took our losses
on Global Crossing, but we continue
to hold Millicom, which provides
cellular telephone service in
emerging market countries. Given the
rising populations in these countries and the uncertainty of wired telephone service, we think this business has very strong growth potential.
Millicom's shares suffered from the
flight to safety, in our view,
particularly since the company does
carry considerable debt. Cable &
Wireless, on the other hand, is a
large and debt-free company with
broad and global participation in
the telecommunication industry.
Again, we think the stock's decline
is due to the behavior of the
sector as a whole.

    www.prudential.com  (800) 225-1852

Prices of stocks in the energy
sector tend to vary with the price
of oil and gas. These declined over
our reporting period because demand
fell due to the global economic
slowdown and a mild summer in the
most populated parts of the United
States. Our Halliburton and Diamond
Offshore Drilling shares fell with
other energy stocks. We think these
short-term factors have distracted
investors from the longer-term
outlook for oil. We expect demand
to increase sharply as the economy
recovers.

LOOKING AHEAD
We are more than a year into the
economic downturn and corporate
profits continue to disappoint.
Share prices generally are far
below their highs. After being
severely burned by technology and
telecommunication stocks, many
investors will no longer look at
them. It is a good environment for
value investing. We have increased
our holdings in these now beaten-
down sectors to about a fifth of
our portfolio, but we also are
continuing our focus on financials.

The terrorist attacks of September
11 spurred the addition of both
monetary and fiscal stimuli to the
economy in very large measures: The
Federal Reserve reduced the
benchmark federal funds interest
rate in September, October, and
November, reaching the lowest level
in 39 years. Congress passed $40
billion in relief aid, and is
planning further tax cuts and
massive additional spending.
Historically, such monetary and
fiscal prodding has always resulted
in a resumption of economic growth.
We expect better corporate earnings in
the second half of 2002, and expect the
prices of stocks to rise before that in
anticipation of the turnaround.

Prudential Jennison Equity Opportunity Fund Management Team

                         ANNUAL REPORT
                         SEPTEMBER 30, 2001

PRUDENTIAL
JENNISON EQUITY
OPPORTUNITY FUND
-----------------------------------------------

                         FINANCIAL HIGHLIGHTS

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Portfolio of Investments as of September 30, 2001

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  90.8%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace/Defense  3.5%
     139,400   Northrop Grumman Corp.                                 $   14,079,400
     451,500   Rockwell Collins, Inc.                                      6,411,300
                                                                      --------------
                                                                          20,490,700
-------------------------------------------------------------------------------------
Airlines  1.6%
      83,600   AMR Corp.                                                   1,600,104
     127,700   Continental Airlines, Inc. Class B(a)                       1,915,500
     206,400   Delta Airlines, Inc.                                        5,438,640
                                                                      --------------
                                                                           8,954,244
-------------------------------------------------------------------------------------
Apparel  1.3%
     387,900   Polo Ralph Lauren Corp. Class A(a)                          7,273,125
-------------------------------------------------------------------------------------
Banking  1.8%
     290,800   FleetBoston Financial Corp.                                10,686,900
-------------------------------------------------------------------------------------
Chemicals  6.4%
     113,900   Cambrex Corp.                                               3,819,067
     606,526   Crompton Corp.                                              4,203,225
     344,300   Engelhard Corp.                                             7,953,330
     173,200   FMC Corp.(a)                                                8,485,068
     134,500   Monsanto Co.                                                4,536,685
     636,300   Solutia, Inc.                                               7,890,120
                                                                      --------------
                                                                          36,887,495
-------------------------------------------------------------------------------------
Computers & Business Equipment  6.9%
     944,500   3Com Corp.(a)                                               3,541,875
     334,600   Advanced Digital Information Corp.(a)                       3,449,726
     277,000   Diebold, Inc.                                              10,553,700
     438,100   Gateway, Inc.(a)                                            2,387,645
     426,300   Hewlett-Packard Co.                                         6,863,430
     424,900   Ingram Micro, Inc. Class A(a)                               5,481,210
     819,800   Lucent Technologies, Inc.(a)                                4,697,454
     578,600   Maxtor Corp.                                                2,065,602

    See Notes to Financial Statements                                      9

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     107,500   Sun Microsystems, Inc.(a)                              $      889,025
                                                                      --------------
                                                                          39,929,667
-------------------------------------------------------------------------------------
Computer Services  2.0%
     458,900   Ceridian Corp.(a)                                           6,654,050
     138,700   Intuit, Inc.(a)                                             4,965,460
                                                                      --------------
                                                                          11,619,510
-------------------------------------------------------------------------------------
Consulting  0.9%
     460,600   KPMG Consulting, Inc.                                       4,979,086
-------------------------------------------------------------------------------------
Consumer Products  >0.7%
     213,600   Tupperware Corp.                                            4,259,184
-------------------------------------------------------------------------------------
Containers & Packaging  0.9%
     372,100   Pactiv Corp.(a)                                             5,391,729
-------------------------------------------------------------------------------------
Diversified Operations  1.0%
     172,900   CP Holdrs, (ADR) (Canada)                                   5,532,800
-------------------------------------------------------------------------------------
Drugs & Health Care  3.6%
     186,900   Bristol-Myers Squibb Co.                                   10,384,164
     384,600   ICN Pharmaceuticals, Inc.                                  10,134,210
                                                                      --------------
                                                                          20,518,374
-------------------------------------------------------------------------------------
Electronic Components  0.9%
     294,600   Vishay Intertechnology, Inc.(a)                             5,420,640
-------------------------------------------------------------------------------------
Financial Services  3.0%
     256,600   Edwards (A.G.) & Sons, Inc.                                 9,009,226
     209,600   Merrill Lynch & Co., Inc.                                   8,509,760
                                                                      --------------
                                                                          17,518,986
-------------------------------------------------------------------------------------
Hotels  1.1%
     184,900   Marriott International, Inc. Class A                        6,175,660
-------------------------------------------------------------------------------------
Industrial Technology/Instruments  3.9%
     202,400   Agilent Technologies, Inc.(a)                               3,956,920
     321,500   Fisher Scientific International, Inc.                       8,166,100

    10                                     See Notes to Financial Statements

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     526,200   Pall Corp.                                             $   10,234,590
                                                                      --------------
                                                                          22,357,610
-------------------------------------------------------------------------------------
Insurance  12.7%
      69,500   American Financial Group, Inc.                              1,542,900
     167,000   AON Corp.                                                   7,014,000
     102,600   CIGNA Corp.                                                 8,510,670
     306,464   CNA Financial Corp.(a)                                      8,286,787
     161,800   Everest Reinsurance Group Ltd.                             10,468,460
     326,500   The Allstate Corp.                                         12,194,775
     193,200   The Hartford Financial Services Group, Inc.                11,348,568
     174,300   XL Capital Ltd. Class A                                    13,769,700
                                                                      --------------
                                                                          73,135,860
-------------------------------------------------------------------------------------
Manufacturing  0.8%
     101,900   ITT Industries, Inc.                                        4,565,120
-------------------------------------------------------------------------------------
Media  3.0%
     507,500   General Motors Corp. Class H                                6,764,975
     668,400   Liberty Media Corp. Class A(a)                              8,488,680
     282,000   Sinclair Broadcast Group, Inc. Class A(a)                   2,272,920
                                                                      --------------
                                                                          17,526,575
-------------------------------------------------------------------------------------
Mining  2.2%
     366,500   Newmont Mining Corp.                                        8,649,400
     206,800   Stillwater Mining Co.(a)                                    4,160,816
                                                                      --------------
                                                                          12,810,216
-------------------------------------------------------------------------------------
Oil Services  7.2%
     254,200   FMC Technologies, Inc.(a)                                   2,936,010
     252,800   Newfield Exploration Co.(a)                                 7,381,760
     159,900   Schlumberger Ltd.                                           7,307,430
     367,100   Transocean Sedco Forex, Inc.                                9,691,440
     437,300   Unocal Corp.                                               14,212,250
                                                                      --------------
                                                                          41,528,890

    See Notes to Financial Statements                                     11

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Petroleum  2.0%
     453,400   Conoco, Inc. Class A                                   $   11,529,962
-------------------------------------------------------------------------------------
Paint & Related Products  1.2%
     204,400   Valspar Corp.                                               6,835,136
-------------------------------------------------------------------------------------
Paper & Forest Products  3.7%
     350,200   Boise Cascade Corp.                                        10,330,900
     233,800   Temple-Inland, Inc.                                        11,103,162
                                                                      --------------
                                                                          21,434,062
-------------------------------------------------------------------------------------
Publishing  3.1%
     187,200   Knight-Ridder, Inc.                                        10,455,120
     195,200   New York Times Co. Class A                                  7,618,656
                                                                      --------------
                                                                          18,073,776
-------------------------------------------------------------------------------------
Retail  3.4%
     248,200   Federated Department Stores, Inc.(a)                        6,999,240
     536,300   Saks, Inc.(a)                                               2,681,500
     313,700   Whole Foods Market, Inc.                                    9,853,317
                                                                      --------------
                                                                          19,534,057
-------------------------------------------------------------------------------------
Software  4.7%
     496,200   BMC Software, Inc.(a)                                       6,301,740
     263,200   Mentor Graphics Corp.(a)                                    3,626,896
     655,200   Parametric Technology Corp.(a)                              3,400,488
     456,500   Sybase, Inc.(a)                                             4,245,450
     205,500   Synopsys, Inc.(a)                                           8,242,585
     169,400   Tibco Software, Inc.(a)                                     1,243,396
                                                                      --------------
                                                                          27,060,555
-------------------------------------------------------------------------------------
Steel  1.5%
     220,800   Nucor Corp.                                                 8,765,760
-------------------------------------------------------------------------------------
Telecommunications  5.8%
     389,200   A T & T Wireless Services, Inc.                             5,814,648
     566,600   Cable & Wireless PLC (ADR)                                  7,314,806
     218,900   Millicom International Cellular SA(a)                       2,320,340

    12                                     See Notes to Financial Statements

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     323,100   Sprint -- PCS Group                                    $    8,494,299
     139,500   Western Wireless Corp. Class A(a)                           4,712,310
     330,100   Worldcom, Inc.--WorldCom Group(a)                           4,964,703
                                                                      --------------
                                                                          33,621,106
                                                                      --------------
               Total long-term investments (cost $563,242,225)           524,416,785
                                                                      --------------
SHORT-TERM INVESTMENTS  9.4%
Moody's        Principal
Rating         Amount
(Unaudited)    (000)                                                  Description
-----------------------------------------------------------------------------------------
Commercial Paper  9.4%
                                American Express Credit Corp.
P-1            $   27,000       3.20%, 10/1/01                           27,000,000
                                IBM Credit Corp.
P-1                26,994       3.25%, 10/1/01                           26,994,000
                                                                     --------------
                                Total commercial paper
                                 (cost $53,994,000)                      53,994,000
                                                                     --------------
-----------------------------------------------------------------------------------
U.S. Government Securities
                                United States Treasury Bills
                                 2.30%, 12/27/01
N/A                   200        (cost $198,939)                            198,871
                                                                     --------------
                                Total short-term investments
                                 (cost $54,192,939)                      54,192,871
                                                                     --------------
                                Total Investments  100.2%
                                 (cost $617,435,164; Note 4)            578,609,656
                                Liabilities in excess of other
                                 assets  (0.2%)                            (907,983)
                                                                     --------------
                                Net Assets  100%                     $  577,701,673
                                                                     --------------
                                                                     --------------

------------------------------
(a) Non-income producing securities.
ADR--American Depository Receipt
PLC--Public Limited Company
SA--Societe Anonyme (French Corporation)
    See Notes to Financial Statements                                     13

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Statement of Assets and Liabilities

                                                                September 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $617,435,164)                          $   578,609,656
Cash                                                                     1,238,419
Receivable for investments sold                                         31,464,691
Receivable for Series shares sold                                        4,740,643
Dividends and interest receivable                                          587,100
Deferred expenses and other assets                                           3,436
                                                                ------------------
      Total assets                                                     616,643,945
                                                                ------------------
LIABILITIES
Payable for investments purchased                                       36,631,064
Payable for Series shares reacquired                                     1,503,760
Management fee payable                                                     293,965
Distribution fees payable                                                  264,967
Accrued expenses and other liabilities                                     246,215
Foreign withholding tax payable                                              2,301
                                                                ------------------
      Total liabilities                                                 38,942,272
                                                                ------------------
NET ASSETS                                                         $   577,701,673
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                            $        41,515
   Paid-in capital in excess of par                                    593,018,836
                                                                ------------------
                                                                       593,060,351
   Distributions in excess of net investment income                         (2,301)
   Accumulated net realized gain on investments                         23,469,440
   Net unrealized depreciation on investments                          (38,825,817)
                                                                ------------------
Net assets, September 30, 2001                                     $   577,701,673
                                                                ------------------
                                                                ------------------

    14                                     See Notes to Financial Statements

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Statement of Assets and Liabilities Cont'd.

                                                                September 30, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($169,393,401 / 12,072,661 shares of common stock
      issued and outstanding)                                               $14.03
   Maximum sales charge (5% of offering price)                                 .74
                                                                ------------------
   Maximum offering price to public                                         $14.77
                                                                ------------------
                                                                ------------------
Class B:
   Net asset value, offering price and redemption price per
      share ($212,264,089 / 15,443,418 shares of common stock
      issued and outstanding)                                               $13.74
                                                                ------------------
                                                                ------------------
Class C:
   Net asset value and redemption price per share
      ($58,424,286 / 4,250,588 shares of common stock issued
      and outstanding)                                                      $13.74
   Sales charge (1% of offering price)                                         .14
                                                                ------------------
   Offering price to public                                                 $13.88
                                                                ------------------
                                                                ------------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($137,619,897 / 9,748,004 shares of common stock
      issued and outstanding)                                               $14.12
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     15

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $15,169)         $  4,831,371
   Interest                                                           1,549,875
                                                                ------------------
      Total income                                                    6,381,246
                                                                ------------------
Expenses
   Management fee                                                     2,424,237
   Distribution fee--Class A                                            307,645
   Distribution fee--Class B                                          1,655,746
   Distribution fee--Class C                                            326,293
   Transfer agent's fees and expenses                                   570,000
   Registration fees                                                    195,000
   Reports to shareholders                                              167,000
   Custodian's fees and expenses                                        130,000
   Legal fees and expenses                                               35,000
   Audit fees                                                            20,000
   Directors' fees and expenses                                          13,500
   Miscellaneous                                                         21,618
                                                                ------------------
      Total expenses                                                  5,866,039
                                                                ------------------
Net investment income                                                   515,207
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions                         33,522,873
Net change in unrealized appreciation/depreciation on:
      Investments                                                   (57,858,735)
      Short sales                                                      (255,955)
                                                                ------------------
Net loss on investments                                             (24,591,817)
                                                                ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(24,076,610)
                                                                ------------------
                                                                ------------------

    16                                     See Notes to Financial Statements

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                            ----------------------------------------
                                                   2001                  2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $    515,207          $    235,907
   Net realized gain on investment
      transactions                               33,522,873            29,291,922
   Net change in unrealized appreciation/
      depreciation on investments               (58,114,690)           10,572,463
                                            ------------------    ------------------
   Net increase (decrease) in net assets
      resulting from operations                 (24,076,610)           40,100,292
                                            ------------------    ------------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                      (339,606)                   --
      Class B                                            --                    --
      Class C                                            --                    --
      Class Z                                      (392,878)                   --
                                            ------------------    ------------------
                                                   (732,484)                   --
                                            ------------------    ------------------
   Distributions from net realized
      capital gains
      Class A                                    (8,276,602)           (3,956,469)
      Class B                                   (13,458,405)           (9,827,462)
      Class C                                    (1,732,612)             (885,234)
      Class Z                                    (2,672,838)             (473,196)
                                            ------------------    ------------------
                                                (26,140,457)          (15,142,361)
                                            ------------------    ------------------
Series share transactions (net of share
   conversions) (Note 5)
   Net proceeds from shares sold                583,971,407            94,271,423
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                25,678,498            14,348,742
   Cost of shares reacquired                   (186,104,329)          (69,560,800)
                                            ------------------    ------------------
   Net increase (decrease) in net assets
      from Series share transactions            423,545,576            39,059,365
                                            ------------------    ------------------
      Total increase                            372,596,025            64,017,296
NET ASSETS
Beginning of year                               205,105,648           141,088,352
                                            ------------------    ------------------
End of year(a)                                 $577,701,673          $205,105,648
                                            ------------------    ------------------
                                            ------------------    ------------------
------------------------------
(a) Includes undistributed net investment
    income of                                  $         --          $    190,283
                                            ------------------    ------------------

    See Notes to Financial Statements                                     17

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Notes to Financial Statements

      The Prudential Investment Portfolios, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of three series: Prudential Jennison Equity Opportunity Fund (the 'Series'), Prudential Jennison Growth Fund and Prudential Active Balanced Fund. These financial statements relate to Prudential Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

      The Series' investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
NASDAQ (other than options on securities and indices) are valued at the last sales price on such exchange or system on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments Fund Management LLC ('PIFM' or 'Manager'), in consultation with Jennison Associates LLC ('Jennison' or 'Subadviser'), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the Subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent, which is, in the opinion of such pricing agent, representative of the market
    18

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Notes to Financial Statements Cont'd.

value of such securities as of the time of determination of net asset value, or using a methodology developed by an independent pricing agent, which is, in the judgment of the Manager and the Subadviser, able to produce prices which are representative of market value.

      Short-term securities which mature in more than 60 days, for which market quotations are readily available, are valued at current market quotations as provided by an independent pricing agent or principal market maker. Short-term securities which mature in 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless the Board of Directors determines that such valuation does not represent fair value.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series amortizes discounts on purchases on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees), and realized and unrealized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Series expects to pay dividends of net
investment income, if any, semi-annually and to make distributions of any net capital gains at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Series' policy to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided in accordance with the Series' understanding of the applicable country's tax rules and rates.

      Reclassification of Capital Accounts: The Series accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions
                                                                          19

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Notes to Financial Statements Cont'd.

by Investment Companies. The effect of applying this statement was to decrease distributions in excess of net investment income by $24,693, decrease accumulated net realized gain on investments by $6,434,501 and increase paid-in capital by $6,409,808 due to the Series treating redemptions as distributions for federal income tax purposes during the year ended September 30, 2001. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement for the Series with PIFM. Pursuant to a subadvisory agreement between PIFM and Jennison, Jennison furnishes investment advisory services in connection with the management of the Series. Under the subadvisory agreement, Jennison, subject to the supervision of PIFM, is responsible for managing the assets of the Series in accordance with its investment objective and policies. PIFM pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series up to $300 million and .575 of 1% of the average daily net assets of the Series over $300 million.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series. The Fund compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of average daily net assets of the Class A, B and C shares, respectively, for the year ended September 30, 2001.

      PIMS has advised the Series that it received approximately $900,200 and $387,600 in front-end sales charges resulting from sales of Class A and C shares, respectively, during the year ended September 30, 2001. From these fees PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the year ended September 30, 2001, it received approximately $238,700 and $21,800 in contingent deferred sales
    20

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Notes to Financial Statements Cont'd.

charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PIFM, PIMS and Jennison are indirect wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential'). Effective November 1, 2001, PIFM's name changed to Prudential Investments LLC.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the maximum commitment was $1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Series did not borrow any amounts pursuant to the SCA during the year ended September 30, 2001.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended September 30, 2001, the Series incurred fees of approximately $519,000 for the services of PMFS. As of September 30, 2001, approximately $67,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      For the year ended September 30, 2001, Prudential Securities Incorporated ('PSI'), which is an indirect, wholly owned subsidiary of Prudential, earned approximately $119,200 in brokerage commissions from portfolio transactions executed on behalf of the Series.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended September 30, 2001 were $911,656,904 and $542,943,549, respectively.

      The United States federal income tax basis of the Series' investments at September 30, 2001 was $622,199,549 and, accordingly, net unrealized depreciation
                                                                          21

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Notes to Financial Statements Cont'd.

of investments for federal income tax purposes was $43,589,893 (gross unrealized appreciation--$27,025,234; gross unrealized depreciation--$70,615,127).

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 3.25 billion shares of $.001 par value common stock of the Fund authorized which are divided into three series, two of which (including the Series) offers four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares. As of September 30, 2001 Prudential owned 3 Class A shares, 3 Class B shares, 3 Class C shares and 189,325 Class Z shares.

      Transactions in shares of common stock were as follows:

Class A                                                      Shares          Amount
--------------------------------------------------------   -----------    ------------
Year ended September 30, 2001:
Shares sold                                                 10,032,731    $154,138,069
Shares issued in reinvestment of distributions                 621,543       8,311,278
Shares reacquired                                           (3,707,628)    (55,959,239)
                                                           -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 6,946,646     106,490,108
Shares issued upon conversion from Class B                     665,877      10,029,539
                                                           -----------    ------------
Net increase (decrease) in shares outstanding                7,612,523    $116,519,647
                                                           -----------    ------------
                                                           -----------    ------------
Year ended September 30, 2000:
Shares sold                                                  3,735,739    $ 50,527,448
Shares issued in reinvestment of distributions                 311,591       3,774,762
Shares reacquired                                           (2,771,744)    (36,327,739)
                                                           -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 1,275,586      17,974,471
Shares issued upon conversion from Class B                     273,305       3,692,627
                                                           -----------    ------------
Net increase (decrease) in shares outstanding                1,548,891    $ 21,667,098
                                                           -----------    ------------
                                                           -----------    ------------

    22

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Notes to Financial Statements Cont'd.

Class B                                                      Shares          Amount
--------------------------------------------------------   -----------    ------------
Year ended September 30, 2001:
Shares sold                                                  9,855,127    $150,173,949
Shares issued in reinvestment of distributions                 966,767      12,654,979
Shares reacquired                                           (2,122,000)    (31,389,976)
                                                           -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 8,699,894     131,438,952
Shares reacquired upon conversion from Class A                (677,948)    (10,029,539)
                                                           -----------    ------------
Net increase (decrease) in shares outstanding                8,021,946    $121,409,413
                                                           -----------    ------------
                                                           -----------    ------------
Year ended September 30, 2000:
Shares sold                                                  1,738,564    $ 22,527,841
Shares issued in reinvestment of distributions                 769,364       9,243,065
Shares reacquired                                           (2,065,428)    (25,875,475)
                                                           -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   442,500       5,895,431
Shares reacquired upon conversion from Class A                (276,531)     (3,692,627)
                                                           -----------    ------------
Net increase (decrease) in shares outstanding                  165,969    $  2,202,804
                                                           -----------    ------------
                                                           -----------    ------------
Class C
--------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                  3,690,288    $ 56,538,744
Shares issued in reinvestment of distributions                 128,670       1,684,289
Shares reacquired                                             (489,328)     (7,270,914)
                                                           -----------    ------------
Net increase (decrease) in shares outstanding                3,329,630    $ 50,952,119
                                                           -----------    ------------
                                                           -----------    ------------
Year ended September 30, 2000:
Shares sold                                                    458,926    $  5,963,960
Shares issued in reinvestment of distributions                  72,279         868,408
Shares reacquired                                             (212,204)     (2,676,372)
                                                           -----------    ------------
Net increase (decrease) in shares outstanding                  319,001    $  4,155,996
                                                           -----------    ------------
                                                           -----------    ------------
Class Z
--------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                 14,326,456    $223,120,645
Shares issued in reinvestment of distributions                 221,750       3,027,952
Shares reacquired                                           (5,945,704)    (91,484,200)
                                                           -----------    ------------
Net increase (decrease) in shares outstanding                8,602,502    $134,664,397
                                                           -----------    ------------
                                                           -----------    ------------
Year ended September 30, 2000:
Shares sold                                                  1,133,274    $ 15,252,174
Shares issued in reinvestment of distributions                  38,006         462,507
Shares reacquired                                             (358,742)     (4,681,214)
                                                           -----------    ------------
Net increase (decrease) in shares outstanding                  812,538    $ 11,033,467
                                                           -----------    ------------
                                                           -----------    ------------

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Financial Highlights

                                                                     Class A
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  14.82
                                                                   ----------
Income from investment operations
Net investment income                                                     .07(d)
Net realized and unrealized gain (loss) on investment
   transactions                                                           .96
                                                                   ----------
      Total from investment operations                                   1.03
                                                                   ----------
Less distributions
Dividends from net investment income                                     (.05)
Distributions from net realized gains                                   (1.77)
                                                                   ----------
      Total distributions                                               (1.82)
                                                                   ----------
Net asset value, end of period                                       $  14.03
                                                                   ----------
                                                                   ----------
TOTAL RETURN(c)                                                          7.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                      $169,393
Average net assets (000)                                             $123,058
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.13%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .88%
   Net investment income                                                  .44%
Class A, B, C and Z shares:
   Portfolio turnover rate                                                144%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based upon average shares outstanding during the period.
    24                                     See Notes to Financial Statements

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Financial Highlights Cont'd.

                                           Class A
---------------------------------------------------------------------------------------------
                 Year Ended September 30,
----------------------------------------------------------      November 7, 1996(a)
      2000                1999                  1998         Through September 30, 1997
---------------------------------------------------------------------------------------
    $  12.76            $  10.98              $  12.89                $  10.00
    --------            --------              --------                --------
         .04                 .07                   .15                     .09
        3.38                2.68                 (1.32)                   2.87
    --------            --------              --------                --------
        3.42                2.75                 (1.17)                   2.96
    --------            --------              --------                --------
          --                (.06)                 (.12)                   (.07)
       (1.36)               (.91)                 (.62)                     --
    --------            --------              --------                --------
       (1.36)               (.97)                 (.74)                   (.07)
    --------            --------              --------                --------
    $  14.82            $  12.76              $  10.98                $  12.89
    --------            --------              --------                --------
    --------            --------              --------                --------
       29.23%              26.00%                (9.40)%                 29.72%
    $ 66,117            $ 37,158              $ 31,339                $ 34,846
    $ 43,741            $ 35,815              $ 35,145                $ 27,008
        1.19%               1.30%                 1.31%                   1.58%(b)
         .94%               1.05%                 1.06%                   1.33%(b)
         .64%                .54%                 1.20%                    .90%(b)
         145%                111%                   99%                     55%

    See Notes to Financial Statements                                     25

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Financial Highlights Cont'd.

                                                                     Class B
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  14.61
                                                                   ----------
Income from investment operations
Net investment income (loss)                                             (.04)(d)
Net realized and unrealized gain (loss) on investment
   transactions                                                           .94
                                                                   ----------
      Total from investment operations                                    .90
                                                                   ----------
Less distributions
Dividends from net investment income                                       --
Distributions from net realized gains                                   (1.77)
                                                                   ----------
      Total distributions                                               (1.77)
                                                                   ----------
Net asset value, end of period                                       $  13.74
                                                                   ----------
                                                                   ----------
TOTAL RETURN(c)                                                          6.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                      $212,264
Average net assets (000)                                             $165,575
Ratios to average net assets:
  Expenses, including distribution and service (12b-1) fees              1.88%
  Expenses, excluding distribution and service (12b-1) fees               .88%
  Net investment income                                                  (.29)%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based upon average shares outstanding during the period.
    26                                     See Notes to Financial Statements

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Financial Highlights Cont'd.

                                           Class B
---------------------------------------------------------------------------------------------
                 Year Ended September 30,
----------------------------------------------------------      November 7, 1996(a)
      2000                1999                  1998         through September 30, 1997
---------------------------------------------------------------------------------------
    $  12.68            $  10.96              $  12.86                $  10.00
----------------        --------              --------                --------
        (.02)               (.03)                  .06                     .02
        3.31                2.67                 (1.31)                   2.86
----------------        --------              --------                --------
        3.29                2.64                 (1.25)                   2.88
----------------        --------              --------                --------
          --                (.01)                 (.03)                   (.02)
       (1.36)               (.91)                 (.62)                     --
----------------        --------              --------                --------
       (1.36)               (.92)                 (.65)                   (.02)
----------------        --------              --------                --------
    $  14.61            $  12.68              $  10.96                $  12.86
----------------        --------              --------                --------
----------------        --------              --------                --------
       28.31%              24.98%               (10.01)%                 28.83%
    $108,440            $ 92,032              $ 84,751                $ 87,558
    $ 96,325            $ 94,904              $ 93,465                $ 62,575
        1.94%               2.05%                 2.06%                   2.33%(b)
         .94%               1.05%                 1.06%                   1.33%(b)
        (.12)%              (.20)%                 .46%                    .15%(b)

    See Notes to Financial Statements                                     27

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Financial Highlights Cont'd.

                                                                     Class C
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  14.61
                                                                     --------
Income from investment operations
Net investment income (loss)                                             (.05)(d)
Net realized and unrealized gain (loss) on investment
   transactions                                                           .95
                                                                     --------
      Total from investment operations                                    .90
                                                                     --------
Less distributions
Dividends from net investment income                                       --
Distributions from net realized gains                                   (1.77)
                                                                     --------
      Total distributions                                               (1.77)
                                                                     --------
Net asset value, end of period                                       $  13.74
                                                                     --------
                                                                     --------
TOTAL RETURN(c)                                                          6.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                      $ 58,424
Average net assets (000)                                             $ 32,629
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.88%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .88%
   Net investment income                                                 (.36)%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based upon average shares outstanding during the period.
    28                                     See Notes to Financial Statements

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Financial Highlights Cont'd.

                                           Class C
---------------------------------------------------------------------------------------------
                 Year Ended September 30,
----------------------------------------------------------      November 7, 1996(a)
      2000                1999                  1998         through September 30, 1997
---------------------------------------------------------------------------------------
    $  12.68             $10.96                $12.86                  $10.00
    --------            -------               -------                 -------
        (.01)              (.02)                  .06                     .02
        3.30               2.66                 (1.31)                   2.86
    --------            -------               -------                 -------
        3.29               2.64                 (1.25)                   2.88
    --------            -------               -------                 -------
          --               (.01)                 (.03)                   (.02)
       (1.36)              (.91)                 (.62)                     --
    --------            -------               -------                 -------
       (1.36)              (.92)                 (.65)                   (.02)
    --------            -------               -------                 -------
    $  14.61             $12.68                $10.96                  $12.86
    --------            -------               -------                 -------
    --------            -------               -------                 -------
       28.31%             24.98%               (10.01)%                 28.83%
    $ 13,457             $7,636                $7,124                  $7,111
    $  9,977             $7,702                $7,734                  $5,631
        1.94%              2.05%                 2.06%                   2.33%(b)
         .94%              1.05%                 1.06%                   1.33%(b)
        (.10)%             (.19)%                 .46%                    .15%(b)

    See Notes to Financial Statements                                     29

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Financial Highlights Cont'd.

                                                                      Class Z
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  14.92
                                                                   ----------
Income from investment operations
Net investment income                                                     .10(d)
Net realized and unrealized gain (loss) on investment
   transactions                                                           .97
                                                                   ----------
      Total from investment operations                                   1.07
                                                                   ----------
Less distributions
Dividends from net investment income                                     (.10)
Distributions from net realized gains                                   (1.77)
                                                                   ----------
      Total distributions                                               (1.87)
                                                                   ----------
Net asset value, end of period                                       $  14.12
                                                                   ----------
                                                                   ----------
TOTAL RETURN(c)                                                          7.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                      $137,620
Average net assets (000)                                             $ 87,301
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .88%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .88%
   Net investment income                                                  .66%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based upon average shares outstanding during the period.
    30                                     See Notes to Financial Statements

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund
             Financial Highlights Cont'd.

                                           Class Z
---------------------------------------------------------------------------------------------
                 Year Ended September 30,
----------------------------------------------------------      November 7, 1996(a)
      2000                1999                  1998         through September 30, 1997
---------------------------------------------------------------------------------------
    $  12.80             $11.00                 12.93                  $10.00
    --------            -------               -------                 -------
         .04                .09                   .17                     .10
        3.44               2.69                 (1.33)                   2.92
    --------            -------               -------                 -------
        3.48               2.78                 (1.16)                   3.02
    --------            -------               -------                 -------
          --               (.07)                 (.15)                   (.09)
       (1.36)              (.91)                 (.62)                     --
    --------            -------               -------                 -------
       (1.36)              (.98)                 (.77)                   (.09)
    --------            -------               -------                 -------
    $  14.92             $12.80                $11.00                  $12.93
    --------            -------               -------                 -------
    --------            -------               -------                 -------
       29.64%             26.31%                (9.31)%                 30.30%
    $ 17,092             $4,263                $1,836                  $  609
    $  8,446             $3,088                $1,374                  $  227
         .94%              1.05%                 1.06%                   1.33%(b)
         .94%              1.05%                 1.06%                   1.33%(b)
         .96%               .76%                 1.54%                   1.15%(b)

    See Notes to Financial Statements                                     31

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund

             Report of Independent Accountants

To the Shareholders and Board of Directors of The Prudential Investment Portfolios, Inc.--
Prudential Jennison Equity Opportunity Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Investment Portfolios, Inc.--Prudential Jennison Equity Opportunity Fund (the 'Fund', one of the portfolios constituting The Prudential Investment Portfolios, Inc.) at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 21, 2001
    32

     The Prudential Investment Portfolios, Inc.   Prudential Jennison Equity
Opportunity Fund

             Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (September 30, 2001) as to the federal tax status of dividends and distributions paid by the Fund during such fiscal year. Accordingly, we are advising you that during its fiscal year ended September 30, 2001, the Series paid an ordinary distribution for Class A and Z shares of $.05 and $.10 per share, respectively, which is taxable as ordinary income. In addition, the Series paid to Class A, B, C and Z shares a short-term capital gain distribution of $.95 and a long-term capital gain distribution of $.82 which is taxable as such. The Series utilized redemptions as distributions in the amount of $.156 and $.082 of short-term capital gains and long-term capital gains, respectively, for each class of shares.

      We also wish to advise you that 15.66% of the dividends paid from ordinary income in the fiscal year ended September 30, 2001 qualified for the corporate dividends received deduction available to corporate taxpayers.

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 2.38% of the dividends paid from ordinary income in the fiscal year ended September 30, 2001, qualify for each of these states' tax exclusion.

      In January 2002, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2001.
                                                                          33

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund

Class A  Growth of a $10,000 Investment

                (GRAPH)

Average Annual Total Returns as of 9/30/01
                        One Year          Since Inception
With Sales Charge         2.23%               14.68%
Without Sales Charge      7.61%               15.89%

Past performance is not indicative
of future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best-
and worst-year information within
the graph is designed to give you
an idea of how much the Fund's
returns can fluctuate from year to
year by measuring the best and
worst calendar years in terms of
total annual return since inception
of the share class. The graph
compares a $10,000 investment in
the Prudential Jennison Equity
Opportunity Fund (Class A shares)
with a similar investment in the
Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index)
by portraying the initial account
value at the commencement of
operations of Class A shares
(November 7, 1996) and the account
values at the end of the current
fiscal year (September 30, 2001),
as measured on a quarterly basis.
For purposes of the graph, and
unless otherwise indicated, it has
been assumed that (a) the maximum
applicable front-end sales charge
was deducted from the initial
$10,000 investment in Class A
shares; (b) all recurring fees
(including management fees) were
deducted; and (c) all dividends and
distributions were reinvested.

The S&P 500 Index is an unmanaged
index of 500 stocks of large U.S.
companies. It gives a broad look at
how stock prices have performed.
The S&P 500 Index total returns
include the reinvestment of all
dividends, but do not include the
effect of sales charges or
operating expenses of a mutual
fund. The securities that comprise
the S&P 500 Index may differ
substantially from the securities
in the Fund. The S&P 500 Index is
not the only one that may be used
to characterize performance of
large-capitalization stock funds.
Other indexes may portray different
comparative performance. Investors
cannot invest directly in an index.

This graph is furnished to you in
accordance with Securities and
Exchange Commission (SEC)
regulations.

    www.prudential.com  (800) 225-1852

Class B  Growth of a $10,000 Investment

                (GRAPH)

Average Annual Total Returns as of 9/30/01
                        One Year          Since Inception
With Sales Charge         2.06%               14.90%
Without Sales Charge      6.76%               15.02%

Past performance is not indicative
of future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best-
and worst-year information within
the graph is designed to give you
an idea of how much the Fund's
returns can fluctuate from year to
year by measuring the best and
worst calendar years in terms of
total annual return since inception
of the share class. The graph
compares a $10,000 investment in
the Prudential Jennison Equity
Opportunity Fund (Class B shares)
with a similar investment in the
Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index)
by portraying the initial account
values at the commencement of
operations of Class B shares
(November 7, 1996) and the account
values at the end of the current
fiscal year (September 30, 2001),
as measured on a quarterly basis.
For purposes of the graph, and
unless otherwise indicated, it has
been assumed that (a) the maximum
applicable contingent deferred
sales charge was deducted from the
value of the investment in Class B
shares, assuming full redemption on
September 30, 2001; (b) all
recurring fees (including
management fees) were deducted; and
(c) all dividends and distributions
were reinvested. Approximately
seven years after purchase, Class B
shares will automatically convert
to Class A shares on a quarterly
basis.

The S&P 500 Index is an unmanaged
index of 500 stocks of large U.S.
companies. It gives a broad look at
how stock prices have performed.
The S&P 500 Index total returns
include the reinvestment of all
dividends, but do not include the
effect of sales charges or
operating expenses of a mutual
fund. The securities that comprise
the S&P 500 Index may differ
substantially from the securities
in the Fund. The S&P 500 Index is
not the only one that may be used
to characterize performance of
large-capitalization stock funds.
Other indexes may portray different
comparative performance. Investors
cannot invest directly in an index.

This graph is furnished to you in
accordance with Securities and
Exchange Commission (SEC)
regulations.

The Prudential Investment Portfolios, Inc.
Prudential Jennison Equity Opportunity Fund

Class C  Growth of a $10,000 Investment

                (GRAPH)

Average Annual Total Returns as of 9/30/01
                        One Year          Since Inception
With Sales Charge         4.76%                14.79%
Without Sales Charge      6.76%                15.02%

Past performance is not indicative
of future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best-
and worst-year information within
the graph is designed to give you
an idea of how much the Fund's
returns can fluctuate from year to
year by measuring the best and
worst calendar years in terms of
total annual return since inception
of the share class. The graph
compares a $10,000 investment in
the Prudential Jennison Equity
Opportunity Fund (Class C shares)
with a similar investment in the
Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index)
by portraying the initial account
values at the commencement of
operations of Class C shares
(November 7, 1996) and the account
values at the end of the current
fiscal year (September 30, 2001),
as measured on a quarterly basis.
For purposes of the graph, and
unless otherwise indicated, it has
been assumed that (a) the
applicable front-end sales charge
was deducted from the initial
$10,000 investment in Class C
shares; (b) the applicable
contingent deferred sales charge
was deducted from the value of the
investment in Class C shares,
assuming full redemption on
September 30, 2001; (c) all
recurring fees (including
management fees) were deducted; and
(d) all dividends and distributions
were reinvested.

The S&P 500 Index is an unmanaged
index of 500 stocks of large U.S.
companies. It gives a broad look at
how stock prices have performed.
The S&P 500 Index total returns
include the reinvestment of all
dividends, but do not include the
effect of sales charges or
operating expenses of a mutual
fund. The securities that comprise
the S&P 500 Index may differ
substantially from the securities
in the Fund. The S&P 500 Index is
not the only one that may be used
to characterize performance of
large-capitalization stock funds.
Other indexes may portray different
comparative performance. Investors
cannot invest directly in an index.

This graph is furnished to you in
accordance with Securities and
Exchange Commission (SEC)
regulations.

    www.prudential.com  (800) 225-1852

Class Z  Growth of a $10,000 Investment

                (GRAPH)

Average Annual Total Returns as of 9/30/01
           One Year          Since Inception
            7.85%                16.20%

Past performance is not indicative
of future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best-
and worst-year information within
the graph is designed to give you
an idea of how much the Fund's
returns can fluctuate from year to
year by measuring the best and
worst calendar years in terms of
total annual return since inception
of the share class. The graph
compares a $10,000 investment in
the Prudential Jennison Equity
Opportunity Fund (Class Z shares)
with a similar investment in the
Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index)
by portraying the initial account
value at the commencement of
operations of Class Z shares
(November 7, 1996) and the account
values at the end of the current
fiscal year (September 30, 2001),
as measured on a quarterly basis.
For purposes of the graph, and
unless otherwise indicated, it has
been assumed that (a) all recurring
fees (including management fees)
were deducted, and (b) all
dividends and distributions were
reinvested. Class Z shares are not
subject to a sales charge or
distribution and service (12b-1)
fees.

The S&P 500 Index is an unmanaged
index of 500 stocks of large U.S.
companies. It gives a broad look at
how stock prices have performed.
The S&P 500 Index total returns
include the reinvestment of all
dividends, but do not include the
effect of sales charges or
operating expenses of a mutual
fund. The securities that comprise
the S&P 500 Index may differ
substantially from the securities
in the Fund. The S&P 500 Index is
not the only one that may be used
to characterize performance of
large-capitalization stock funds.
Other indexes may portray different
comparative performance. Investors
cannot invest directly in an index.

This graph is furnished to you in
accordance with Securities and
Exchange Commission (SEC)
regulations.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

DIRECTORS
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
William V. Healey, Assistant Secretary
Maria G. Master, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols         NASDAQ       CUSIP
  Class A            PJIAX      74437E503
  Class B            PJIBX      74437E602
  Class C            PJGCX      74437E701
  Class Z            PJGZX      74437E800

  MF172E             IFS-A067016

(LOGO) Printed on Recycled Paper

               ANNUAL REPORT
               SEPTEMBER 30, 2001

PRUDENTIAL
JENNISON GROWTH FUND

FUND TYPE
Large-capitalization stock

OBJECTIVE
Long-term growth of capital

This report is not authorized for
distribution to prospective investors
unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.

Prudential Financial is a service mark
of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.

(LOGO)

The Prudential Investment Portfolios, Inc.  Prudential Jennison Growth Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Jennison Growth Fund
(the Fund) seeks to achieve long-term
growth of capital primarily through
investment in stocks of medium and
large companies (generally those with a
total market value of at least $1
billion) that we believe have above-
average prospects for growth. The Fund
may also invest in stocks of foreign
companies, investment-grade bonds, and
securities issued or backed by the U.S.
government and its agencies, such as
mortgage-backed securities. There can
be no assurance that the Fund will
achieve its investment objective.

Portfolio Composition

Sectors expressed as a percentage of
net assets as of 9/30/01
21.2% Healthcare
19.3  Consumer Discretionary
19.3  Financials
16.7  Information Technology
 8.7  Industrials
 5.3  Consumer Staples
 4.1  Energy
 3.1  Telecommunication Services
 2.3  Cash & Equivalents

Ten Largest Holdings
Expressed as a percentage of
net assets as of 9/30/01
3.9%  Citigroup, Inc.
      Banking & Financial Services
3.7   American Home Products Corp.
      Drugs & Healthcare
3.7   American International Group, Inc.
      Insurance
3.5   PepsiCo, Inc.
      Food & Beverages
3.4   Microsoft Corp.
      Computer Hardware & Software
3.0   Pfizer, Inc.
      Drugs & Healthcare
3.0   Johnson & Johnson
      Drugs & Healthcare
2.8   General Electric Co.
      Diversified Industries
2.7   Home Depot, Inc.
      Retail
2.5   Amgen, Inc.
      Biotechnology

Holdings are subject to change.

     www.prudential.com  (800) 225-1852

Annual Report  September 30, 2001

Cumulative Total Returns1              As of 9/30/01

                                      One        Five       Since
                                      Year       Years    Inception2
Class A                             -42.32%      52.04%     66.78%
Class B                             -42.70       46.63      59.68
Class C                             -42.70       46.63      59.68
Class Z                             -42.15       54.05     182.88
Lipper Large-Cap Growth Fund Avg.3  -43.77       36.48      ***

Average Annual Total Returns1             As of 9/30/01

                                      One        Five       Since
                                      Year       Years    Inception2
Class A                             -45.20%      7.63%      8.09%
Class B                             -45.26       7.81       8.12
Class C                             -43.78       7.74       8.05
Class Z                             -42.15       9.03      12.39

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost.

1 Source: Prudential Investments LLC
and Lipper Inc. The cumulative total
returns do not take into account sales
charges. The average annual total
returns do take into account applicable
sales charges. The Fund charges a
maximum front-end sales charge of 5%
for Class A shares. Class B shares are
subject to a declining contingent
deferred sales charge (CDSC) of 5%, 4%,
3%, 2%, 1%, and 1% for six years.
Approximately seven years after
purchase, Class B shares will
automatically convert to Class A shares
on a quarterly basis. Class C shares
are subject to a front-end sales charge
of 1% and a CDSC of 1% for
18 months. Class Z shares are not
subject to a sales charge or
distribution and service (12b-1) fees.

2 Inception dates: Class A, B, and C,
11/2/95; Class Z, 4/15/96. On 9/20/96,
The Prudential Institutional Fund-
Growth Stock Fund merged into the
Prudential Jennison Growth Fund Class Z
shares. Performance prior to 9/20/96 is
for the Growth Stock Fund, which had an
inception date of 11/5/92.

3 The Lipper Average is unmanaged, and
is based on the average return for all
funds in each share class for the one-
year, five-year, and since inception
periods in the Lipper Large-Cap Growth
Fund category. Lipper Large-Cap Growth
funds, by portfolio practice, invest at
least 75% of their equity assets in
companies with market capitalizations
(on a three-year weighted basis)
greater than 300% of the dollar-
weighted median market capitalization
of the S&P MidCap 400 Index. Large-Cap
Growth funds normally invest in
companies with long-term earnings
expected to grow significantly faster
than the earnings of the stocks
represented in a major unmanaged stock
index. These funds will normally have
an above-average price/earnings ratio,
price-to-book ratio, and three-year
earnings growth figure.

***Lipper Since Inception returns are
59.65% for Class A, B, and C, and
137.73% for Class Z, based on all funds
in each share class.
                                 1

(LOGO)                   November 14, 2001

DEAR SHAREHOLDER,
The current reporting period of the
Prudential Jennison Growth Fund--the 12
months ended September 30, 2001--was an
abysmal time for equity investors
generally, and particularly for those
who focused on growth stocks. Growth
stocks were expensive, on average,
going into the period, and the U.S.
economy showed increasing signs of a
slowdown as time went on. Corporate
profits and share prices shrank
dramatically, particularly in what had
been the most rapidly growing sectors.
The period ended shortly after
terrorists attacked the United States,
creating further uncertainty.

The -42.32% return on the Fund's Class
A shares (-45.20% to those paying the
maximum one-time Class A share sales
charge), disappointing as it was, was
about one and a half percentage points
above the -43.77% Lipper Large-Cap
Growth Fund Average. It was a modest
outperformance in a very hostile environment, due primarily to the adviser's early move into defensive--nontechnology and noncylical-- stocks.

It is not unusual for an investment
adviser to outperform its peers during
either a hostile market or a favorable
one, but not both. The Prudential
Jennison Growth Fund, however, has
outperformed in both good times and
bad, beating its Lipper Average by even
larger margins over the past three and
five years than it has in this
reporting period. Although past
performance is no guarantee of future
performance, Jennison's focus on a span
12 to 18 months ahead places it among
the less aggressive funds in the Lipper
Large-Cap Growth category.

Sincerely,

David R. Odenath, Jr., President
The Prudential Investment Portfolios,
Inc./Prudential Jennison Growth Fund

The Prudential Investment Portfolios, Inc.
Prudential Jennison Growth Fund

Annual Report  September 30, 2001

INVESTMENT ADVISER'S REPORT

DESPITE THE LOSS, IT WAS AN OUTPERFORMANCE
Let's begin with the good news because
the Fund did outperform its peer group
average. The single most important
factor in the Fund's outperformance is
that it was considerably underinvested
in the terribly performing technology
sector compared with the growth stock
universe. By the end of the reporting
period, the Fund's technology exposure
of 17% was very close to that of the
S&P 500 Index (16%) and well below the
21% of the S&P/Barra Growth Index. This
partially protected its return from the
very steep drop of technology stocks
(more than 60% for the S&P Technology Index).
We shifted the Fund's assets into
noncyclicals (sectors less sensitive to
the pace of the economy) such as
financials and healthcare.

The largest positive contribution to
the Fund's return came from Northrop
Grumman, a stock we purchased in the
spring of 2001 because we expected a
gradual acceleration of defense
spending. The shares began to rise in
mid-August, but there was an additional
sharp boost in the stock after
September 11. We had a smaller gain
from Boeing, which was in the portfolio
at the beginning of this reporting
period. We sold it because we foresaw a
steep increase in its costs for
developing new products. It was gone
from the portfolio before its share price began to erode in May, and well before the events of September 11 affected the prospects of airlines and their suppliers.

We substantially increased the Fund's
healthcare holdings because companies
in this sector are rarely affected much
by an economic slowdown. We continued
to increase our position gradually from
12.3% at the beginning of the period to
21.2% at the end. American Home
Products (see Comments on Largest Holdings), a pharmaceutical company, was our second largest holding at the end of the period.

The Prudential Investment Portfolios, Inc.
Prudential Jennison Growth Fund

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings      As of 9/30/01
3.9%  Citigroup, Inc./Banking & Financial Services
      Citigroup has extremely strong
      management, and is one of only four top
      players in the global capital markets
      business--a business with long-range growth potential because of the surge in global restructuring. We expect growth of about 15% a year. Citigroup also provides balance to the rest of our portfolio because of its relative independence of technology and its lower share price.

3.7%  American Home Products Corp./Drugs & Healthcare
      American Home Products discovers,
      develops, manufactures, distributes,
      and sells pharmaceuticals and consumer
      healthcare products.  Having launched
      six new products in the last two years,
      it is poised, in our view, to increase
      its earnings 15% for the next few
      years, yet it sells at only an
      industry-average multiple.

3.7%  American International Group, Inc./Insurance
      AIG is among the largest
      property/casualty insurers in the
      United States, but also has a global
      presence. Under long-time Chairman and
      CEO Maurice Greenberg, it has developed
      a strong strategic position and a cost-
      conscious culture.  We believe
      property/casualty insurance rates,
      which were already rising, will
      accelerate because the damage caused by
      the events of September 11 is likely to
      increase demand and constrain supply as
      payouts reduce the capital
      underpinnings of the most exposed firms.

3.5%  PepsiCo, Inc./Food & Beverages
      PepsiCo is broadly diversified within
      the food and beverage industry. Its
      Frito-Lay division generates excellent
      earnings, while its recent purchase of
      Gatorade adds a new product category.
      Its shares are cheaper than those of
      the only comparable firm, Coca-Cola,
      while we project faster earnings growth
      and see fewer risks. PepsiCo was among
      the largest positive contributors to
      the Fund's return this reporting period.

3.4%  Microsoft Corp./Computer Hardware & Software
      Microsoft is the world's dominant
      software company. It is entering a new
      product cycle, as Windows 2000 (its new
      business operating system) gains momentum and
      it       introduces the very stable XP consumer
      operating system. We think personal
      computer sales will reaccelerate after
      being depressed following the pre-Y2K
      sales spurt. We expect to see a
      replacement cycle as the computers
      bought during the surge of sales in
      1998 and 1999 look increasingly dated.

Holdings are subject to change.

         www.prudential.com  (800) 225-1852

Annual Report  September 30, 2001

The Fund had significant gains on three
companies in the drug and medical
supply area. We expect Johnson &
Johnson to introduce a drug-coated
stent (artery structural support) that
virtually eliminates reclogging after
implantation in coronary arteries. As
investors came to appreciate that this
could substantially increase the
company's earnings growth, its shares
made the second largest contribution to
the Fund's return. Abbott Laboratories
and Baxter International also had
significant gains.

PepsiCo (see Comments on Largest
Holdings) was another noncyclical
addition. It had a moderate gain over
our reporting period, making it the
third largest contributor to the Fund's
return.

TECHNOLOGY TANKED
The Fund's information technology
holdings were hurt by the dramatic and
unexpected slowdown in technology
capital spending. Despite our reduced
exposure to this sector, as a growth
fund we had a significant
representation in technology stocks.
The largest detractors from the Fund's
return were companies that were
dominant in their respective
businesses: Cisco Systems, Sun
Microsystems, Nokia, JDS Uniphase, and
EMC. The Fund's exposure to the first
three is now lower, we sold JDS
Uniphase during the summer, and we
finished selling EMC after the
reporting period ended. We remain
confident of the long-term growth
prospects of the businesses we continue
to hold.

ADVERTISING SUPPORTS SEVERAL INDUSTRY GROUPS
The trend that had the second largest
impact on the Fund's return was the
decline in advertising spending due to
the business slowdown. Viacom--a broadly
based media firm whose brands include
Blockbuster, MTV, Showtime, Paramount,
Simon & Schuster, and CBS--was among the
Fund's larger holdings and larger
detractors. However, other newspaper,
radio, television, advertising, and
entertainment conglomerates (such as
AOL Time Warner) also fell
substantially.
                                5

The Prudential Investment Portfolios, Inc.
Prudential Jennison Growth Fund

Annual Report  September 30, 2001

All of these businesses are very
sensitive to the economic cycle, but
our holdings include the fastest-
growing companies in industries that
are central to the U.S. economy. We are
confident that economic growth will
recover, and that these firms will
resume their profit growth when it
does. At current share prices, we
consider them bargains.

OUR FINANCIALS WERE EXPOSED
We had a large position in American
Express, whose credit card business is
likely to benefit from consumers' use
of plastic to pay for an increasing
percentage of purchases. However, the
economic downturn hurt the company's
"junk bond" portfolio and caused a
sharp decline in travel that affected
its credit card and travelers check
business lines. Travel dropped off even
more dramatically after September 11.
We reduced our commitment
significantly.

Citigroup (see Comments on Largest
Holdings), too, was among our poorer
performers, hurt by the decline in
investment banking and corporate
lending activity. Nonetheless, it is
one of a small group of global firms
that dominate this business. We expect
that the global trends toward industry
consolidation and privatization of
government-owned firms will resume once
the equity markets improve. Citigroup
was our largest holding at period-end.

GE HIT A BUMP
General Electric was among our largest
positions and among the largest
detractors from the Fund's return. GE,
which is a long-term holding, is an
unusually diversified company. The
global slowdown in capital spending
threatened GE's industrial businesses.
In addition, the retirement of Chairman
Jack Welch discouraged some investors.
GE's shares had become somewhat
expensive by the beginning of our
reporting period because of the
company's strong growth record, so we
foresaw trouble and reduced our
position. Nonetheless, the position was
large enough to have had a substantial
impact when the share price did drop.
We don't expect the decline in capital
spending to last long, and we don't
think GE's management succession is a
problem.

           www.prudential.com  (800) 225-1852

RETAILERS ARE CYCLICAL
Home Depot was our largest holding at
the beginning of the fiscal year, and
Kohl's became one of our largest during
the period. Both were hurt by fears
that the economic slowdown would
continue and would depress consumer
activity. Home Depot's earnings for the
fourth quarter of 2000 fell short of
expectations, and its shares dropped
from what had become a fairly expensive
level. Other retail holdings, including
Kohl's and Tiffany, also detracted
significantly from the Fund's return.
We expect retail stocks to improve
early in an economic upswing.

ENERGY CAN BE CYCLICAL AS WELL
We believed, and continue to believe,
that both natural gas and oil will be
in short supply over the medium term,
and that exploration for new wells will
be necessary. However, the slowing
global economy and a mild summer in the
heavily populated parts of the United
States reduced current demand. Many
investors feared that the shortage of
energy was beginning to end, and that
the price of oil, which drives the
price of oil services stocks, would
fall. It did drop, and so did the stock
prices. The Fund's holdings of
Halliburton and Schlumberger were among
the larger detractors from its return.

LOOKING AHEAD
The events of September 11 steepened
the economic decline and delayed a
recovery. Consequently, the Fund's
holdings are primarily defensive:
heavier than usual in financial and
drug companies and lighter in
technology. However, we think the
prices of growth stocks relative to the
rest of the market have fallen to very
attractive levels. The terrorist
attacks also spurred the addition of
both monetary and fiscal stimulus to
the economy in very large measure: The
Federal Reserve reduced the benchmark
federal funds interest rate in
September, October, and November,
reaching to the lowest level since
1961. Congress passed $40 billion in
relief aid, and is planning further tax
cuts and massive additional spending.
Historically, such monetary and fiscal
prodding has always resulted in a
resumption of economic growth.

Prudential Jennison Growth Fund Management Team

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Portfolio of Investments as of September 30, 2001

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.7%
Common Stocks
-------------------------------------------------------------------------------------
Advertising  1.3%
     798,900   Omnicom Group, Inc.                                  $     51,848,610
-------------------------------------------------------------------------------------
Aerospace/Defense  1.6%
     285,300   Lockheed Martin Corp.                                      12,481,875
     527,400   Northrop Grumman Corp.                                     53,267,400
                                                                    ----------------
                                                                          65,749,275
-------------------------------------------------------------------------------------
Banking & Financial Services  13.4%
     608,100   American Express Co.                                       17,671,386
   1,720,900   Bank One Corp.                                             54,156,723
   3,913,933   Citigroup, Inc.                                           158,514,286
     647,100   Concord EFS, Inc.(a)                                       31,675,545
     252,100   Fannie Mae                                                 20,183,126
     315,000   Freddie Mac                                                20,475,000
     708,500   Goldman Sachs Group, Inc.                                  50,551,475
   1,125,900   Household International, Inc.                              63,478,242
   1,629,000   MBNA Corp.                                                 49,342,410
     699,600   Merrill Lynch & Co., Inc.                                  28,403,760
     968,480   Morgan Stanley Dean Witter & Co.                           44,889,048
                                                                    ----------------
                                                                         539,341,001
-------------------------------------------------------------------------------------
Biotechnology  4.0%
   1,742,100   Amgen, Inc.(a)                                            102,383,217
   1,369,000   Genentech, Inc.(a)                                         60,236,000
                                                                    ----------------
                                                                         162,619,217
-------------------------------------------------------------------------------------
Computer Hardware & Software  9.7%
   3,121,800   Dell Computer Corp.(a)                                     57,846,954
     530,900   EMC Corp.(a)                                                6,238,075
   1,759,900   Hewlett-Packard Co.                                        28,334,390
   1,077,400   International Business Machines Corp.                      99,444,020
   2,699,100   Microsoft Corp.(a)                                        138,112,947
   2,634,800   Oracle Corp.(a)                                            33,145,784
     181,500   SAP AG (ADR) (Germany)                                      4,704,480
   2,683,600   Sun Microsystems, Inc.(a)                                  22,193,372
                                                                    ----------------
                                                                         390,020,022

    8                                      See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Consumer Products  0.9%
   1,183,200   Gillette Co.                                         $     35,259,360
-------------------------------------------------------------------------------------
Diversified Industries  6.3%
   3,047,100   General Electric Co.                                      113,352,120
     520,400   Minnesota Mining & Manufacturing Co.                       51,207,360
   1,942,900   Tyco International Ltd.                                    88,401,950
                                                                    ----------------
                                                                         252,961,430
-------------------------------------------------------------------------------------
Drugs & Healthcare  17.2%
   1,731,800   Abbott Laboratories                                        89,793,830
   2,538,400   American Home Products Corp.                              147,861,800
   1,311,200   Baxter International, Inc.                                 72,181,560
     328,500   Eli Lilly & Co.                                            26,509,950
   2,145,600   Johnson & Johnson                                         118,866,240
   2,967,225   Pfizer, Inc.                                              118,985,723
   2,030,468   Pharmacia Corp.                                            82,355,782
     914,000   Sepracor, Inc.(a)                                          32,812,600
                                                                    ----------------
                                                                         689,367,485
-------------------------------------------------------------------------------------
Exchange Traded Fund  1.8%
     708,800   SPDR Trust, Series 1                                       74,027,072
-------------------------------------------------------------------------------------
Food & Beverages  4.4%
     806,300   Coca-Cola Co.                                              37,775,155
   2,885,000   PepsiCo, Inc.                                             139,922,500
                                                                    ----------------
                                                                         177,697,655
-------------------------------------------------------------------------------------
Hotels  1.0%
   1,010,900   Marriott International, Inc. Class A                       33,764,060
     344,500   Starwood Hotels & Resorts Worldwide, Inc.                   7,579,000
                                                                    ----------------
                                                                          41,343,060
-------------------------------------------------------------------------------------
Insurance  4.9%
   1,892,925   American International Group, Inc.                        147,648,150
     805,000   Hartford Financial Services Group, Inc.                    47,285,700
                                                                    ----------------
                                                                         194,933,850
-------------------------------------------------------------------------------------
Internet  0.1%
     113,100   eBay, Inc.(a)                                               5,174,325

    See Notes to Financial Statements                                      9

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Media & Entertainment  7.2%
   1,675,600   AOL Time Warner, Inc.(a)                             $     55,462,360
     199,600   Knight-Ridder, Inc.                                        11,147,660
   6,341,800   Liberty Media Corp. Class A(a)                             80,540,860
     621,600   New York Times Co. Class A                                 24,261,048
   1,148,000   Univision Communications, Inc. Class A(a)                  26,346,600
   2,630,266   Viacom, Inc. Class B(a)                                    90,744,177
                                                                    ----------------
                                                                         288,502,705
-------------------------------------------------------------------------------------
Networking  1.6%
   5,253,600   Cisco Systems, Inc.(a)                                     63,988,848
-------------------------------------------------------------------------------------
Oil Services  4.1%
   2,972,000   Halliburton Co.                                            67,018,600
   2,117,700   Schlumberger Ltd.                                          96,778,890
                                                                    ----------------
                                                                         163,797,490
-------------------------------------------------------------------------------------
Retail  9.7%
     455,600   BJ's Wholesale Club, Inc.(a)                               21,691,116
   2,845,050   Home Depot, Inc.                                          109,164,568
   1,969,500   Kohl's Corp.(a)                                            94,536,000
   1,261,300   Target Corp.                                               40,046,275
   2,234,300   Tiffany & Co.                                              48,372,595
   1,543,400   Wal-Mart Stores, Inc.                                      76,398,300
                                                                    ----------------
                                                                         390,208,854
-------------------------------------------------------------------------------------
Semiconductors  4.0%
     565,500   Applied Materials, Inc.(a)                                 16,082,820
     307,400   ASML Holding NV (ADR) (Netherlands)(a)                      3,445,954
   2,541,800   Intel Corp.                                                51,827,302
     451,800   KLA-Tencor Corp.(a)                                        14,267,844
     495,600   Novellus Systems, Inc.(a)                                  14,154,336
     396,200   STMicroelectronics NV (ADR) (Netherlands)                   8,514,338
   2,127,100   Texas Instruments, Inc.                                    53,134,958
                                                                    ----------------
                                                                         161,427,552

    10                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Telecommunications  4.5%
   3,738,800   Nokia Oyj (ADR) (Finland)                            $     58,512,220
   2,429,200   Sprint Corp. (PCS Group)(a)                                63,863,668
   2,690,186   Vodafone Group PLC (ADR) (United Kingdom)                  59,076,485
                                                                    ----------------
                                                                         181,452,373
                                                                    ----------------
               Total long-term investments (cost $4,278,449,116)       3,929,720,184
                                                                    ----------------
SHORT-TERM INVESTMENT  3.0%
Moody's        Principal
Rating         Amount
(Unaudited)    (000)                                                Description
------------------------------------------------------------------------------------------------
Commercial Paper
P-1              $  118,520       American Express Credit Corp.
                                  3.35%, 10/1/01
                                   (cost $118,520,000)                         118,520,000
                                                                      --------------------
                                  Total Investments  100.7%
                                   (cost $4,396,969,116; Note 4)             4,048,240,184
                                  Liabilities in excess of other
                                   assets  (0.7)%                              (27,405,878)
                                                                      --------------------
                                  Net Assets  100%                       $   4,020,834,306
                                                                      --------------------
                                                                      --------------------

------------------------------
(a) Non-income producing security.
AG--Aktiengesellschaft (German Company).
ADR--American Depositary Receipt.
NV--Naamloze Vennootschaap (Dutch Corporation).
Oyj--Osakeyhtio (Finnish Corporation).
PLC--Public Liability Company (British Corporation).
    See Notes to Financial Statements                                     11

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Statement of Assets and Liabilities

                                                                September 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $4,396,969,116)                      $   4,048,240,184
Receivable for Series shares sold                                       17,231,181
Receivable for investments sold                                         17,064,737
Dividends and interest receivable                                        2,926,236
Receivable for securities lending income                                     1,079
Deferred expenses and other assets                                          45,163
                                                                ------------------
      Total assets                                                   4,085,508,580
                                                                ------------------
LIABILITIES
Payable to Custodian                                                       113,388
Payable for investments purchased                                       48,381,832
Payable for Series shares reacquired                                    11,583,290
Management fee payable                                                   1,988,278
Distribution fee payable                                                 1,312,704
Accrued expenses and other liabilities                                   1,285,795
Foreign withholding tax payable                                              8,717
Securities lending rebate payable                                              270
                                                                ------------------
      Total liabilities                                                 64,674,274
                                                                ------------------
NET ASSETS                                                       $   4,020,834,306
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                          $         324,872
   Paid-in capital in excess of par                                  5,631,885,763
                                                                ------------------
                                                                     5,632,210,635
   Net investment loss                                                      (8,717)
   Accumulated net realized loss on investments                     (1,262,638,680)
   Net unrealized depreciation on investments                         (348,728,932)
                                                                ------------------
Net assets, September 30, 2001                                   $   4,020,834,306
                                                                ------------------
                                                                ------------------

    12                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Statement of Assets and Liabilities Cont'd.

                                                                September 30, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($1,286,008,738 / 102,865,135 shares of common stock
      issued and outstanding)                                               $12.50
   Maximum sales charge (5% of offering price)                                 .66
                                                                ------------------
   Maximum offering price to public                                         $13.16
                                                                ------------------
                                                                ------------------
Class B:
   Net asset value, offering price and redemption price per
      share ($1,046,581,341 / 88,249,634 shares of common
      stock issued and outstanding)                                         $11.86
                                                                ------------------
                                                                ------------------
Class C:
   Net asset value and redemption price per share
      ($164,216,200 / 13,847,416 shares of common stock
      issued and outstanding)                                               $11.86
   Sales charge (1% of offering price)                                         .12
                                                                ------------------
   Offering price to public                                                 $11.98
                                                                ------------------
                                                                ------------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,524,028,027 / 119,910,252 shares of common
      stock issued and outstanding)                                         $12.71
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     13

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $331,800)      $     34,851,422
   Interest                                                             8,455,110
   Income from securities lending, net                                     87,234
                                                                ------------------
      Total income                                                     43,393,766
                                                                ------------------
Expenses
   Management fee                                                      31,617,021
   Distribution fee--Class A                                            3,783,132
   Distribution fee--Class B                                           15,762,258
   Distribution fee--Class C                                            2,266,073
   Transfer agent's fees and expenses                                   9,003,000
   Reports to shareholders                                              2,059,000
   Registration fees                                                    1,196,000
   Custodian's fees and expenses                                          206,000
   Insurance expense                                                       57,000
   Directors' fees and expenses                                            53,000
   Legal fees                                                              30,000
   Audit fee                                                               20,000
   Miscellaneous                                                          141,307
                                                                ------------------
      Total expenses                                                   66,193,791
                                                                ------------------
Net investment loss                                                   (22,800,025)
                                                                ------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                       (1,192,399,981)
Net change in unrealized appreciation (depreciation) on
investments                                                        (1,836,121,391)
                                                                ------------------
Net loss on investments                                            (3,028,521,372)
                                                                ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ (3,051,321,397)
                                                                ------------------
                                                                ------------------

    14                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                            ----------------------------------------
                                                   2001                  2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                       $    (22,800,025)     $    (34,301,951)
   Net realized gain (loss) on
      investments                              (1,192,399,981)          743,200,290
   Net change in unrealized appreciation
      (depreciation) of investments            (1,836,121,391)          460,985,846
                                            ------------------    ------------------
   Net increase (decrease) in net assets
      resulting from operations                (3,051,321,397)        1,169,884,185
                                            ------------------    ------------------
Distributions from net realized capital
gains
      Class A                                    (155,180,674)          (56,726,162)
      Class B                                    (204,916,838)          (94,312,745)
      Class C                                     (27,427,629)           (9,330,766)
      Class Z                                    (257,156,549)         (112,764,183)
                                            ------------------    ------------------
                                                 (644,681,690)         (273,133,856)
                                            ------------------    ------------------
Series share transactions (Net of share
   conversions)
   Net proceeds from shares sold                3,626,653,922         4,839,587,838
   Net asset value of shares issued in
      reinvestment of distributions               628,020,321           267,626,458
   Cost of shares reacquired                   (3,754,559,853)       (3,240,774,223)
                                            ------------------    ------------------
   Net increase in net assets from Series
      share transactions                          500,114,390         1,866,440,073
                                            ------------------    ------------------
      Total increase (decrease)                (3,195,888,697)        2,763,190,402
NET ASSETS
Beginning of year                               7,216,723,003         4,453,532,601
                                            ------------------    ------------------
End of year                                  $  4,020,834,306      $  7,216,723,003
                                            ------------------    ------------------
                                            ------------------    ------------------

    See Notes to Financial Statements                                     15

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Notes to Financial Statements

      The Prudential Investment Portfolios, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of three series: Prudential Jennison Growth Fund (the 'Series'), Prudential Jennison Equity Opportunity Fund and Prudential Active Balanced Fund. These financial statements relate to Prudential Jennison Growth Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 2, 1995.

      The Series' investment objective is to achieve long-term growth of capital. It invests primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
NASDAQ (other than options on securities and indices) are valued at the last sale price on such exchange or system on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments Fund Management LLC ('PIFM' or 'Manager'), in consultation with Jennison Associates LLC ('Jennison' or 'Subadviser'), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the Subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent, which is, in the opinion of such pricing agent, representative of the market
    16

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Notes to Financial Statements Cont'd.

value of such securities as of the time of determination of net asset value, or using a methodology developed by an independent pricing agent, which is, in the judgment of the Manager and the Subadviser, able to produce prices which are representative of market value.

      Short-term securities which mature in more than 60 days, for which market quotations are readily available, are valued at current market quotations as provided by an independent pricing agent or principal market maker. Short-term securities which mature in 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless the Board of Directors determines that such valuation does not represent fair value.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Lending:    The Series may lend its portfolio securities to
qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation for lending its securities in the form of interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan. Prudential Securities Incorporated ('PSI') is the securities lending agent for the Series. For the year ended September 30, 2001, PSI has been compensated approximately $32,000 for these services.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series amortizes discounts on purchases on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and realized and unrealized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Series expects to pay dividends of net
investment income, if any, semi-annually and to make distributions of any net capital gains at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
                                                                          17

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Notes to Financial Statements Cont'd.

      Taxes:    It is the Series' policy to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

      Reclassification of Capital Accounts:    The Series accounts for and
reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease net investment loss and paid-in capital by $22,791,308 to reclassify current net operating losses during the year ended September 30, 2001. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement for the Series with PIFM. Pursuant to a subadvisory agreement between PIFM and Jennison, Jennison furnishes investment advisory services in connection with the management of the Series. Under the subadvisory agreement, Jennison, subject to the supervision of PIFM, is responsible for managing the assets of the Series in accordance with its investment objective and policies. PIFM pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .60 of 1% of the Series' average daily net assets up to $300 million, .575 of 1% of the next $4.7 billion and .55 of 1% of the Series' average daily net assets in excess of $5 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series. The Fund compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended September 30, 2001.
    18

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Notes to Financial Statements Cont'd.

      PIMS has advised the Series that it received approximately $1,103,000 and $298,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended September 30, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the year ended September 30, 2001, it received approximately $2,922,000 and $131,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PIFM, PIMS, PSI and Jennison are indirect wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential'). Effective November 1, 2001, PIFM's name changed to Prudential Investments LLC ('PI').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $930 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the maximum commitment was $1 billion and the commitment fee was .08 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions.

      The Series utilized the line of credit during the year ended September 30, 2001. The one-day outstanding balance during the period was $4,183,000 at an annualized interest rate of 5.5625%.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended September 30, 2001, the Series incurred fees of approximately $8,114,000 for the services of PMFS. As of September 30, 2001, approximately $626,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      For the year ended September 30, 2001, PSI earned approximately $1,012,000 in brokerage commissions from portfolio transactions executed on behalf of the Series.
                                                                          19

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Notes to Financial Statements Cont'd.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended September 30, 2001 were $5,364,011,953 and $5,261,314,615, respectively.

      The federal income tax basis of the Series' investments at September 30, 2001 was $4,617,105,856 and, accordingly, net unrealized depreciation of investments for federal income tax purposes was $568,865,672 (gross unrealized appreciation--$263,403,726; gross unrealized depreciation--$832,269,398). In addition, the Series has elected to treat net capital losses of approximately $1,042,502,000 incurred in the eleven months ended September 30, 2001 as having been incurred in the following fiscal year.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Series also may offer Class I shares, which are not subject to any sales or redemption charge and are available only to a limited group of investors.

      There are 3.25 billion shares of $.001 par value common stock of the Fund authorized which are divided into three series, two of which offer four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares and the Series also may offer Class I shares, of which 250 million shares are authorized, but none are currently issued and outstanding. As of September 30, 2001, Prudential owned 1,080,280 Class Z shares.

      Transactions in shares of common stock were as follows:

Class A                                                     Shares           Amount
------------------------------------------------------   ------------    --------------
Year ended September 30, 2001:
Shares sold                                               155,123,508    $2,676,088,664
Shares issued in reinvestment of distributions              7,961,431       146,968,016
Shares reacquired                                        (140,951,154)   (2,428,379,144)
                                                         ------------    --------------
Net increase (decrease) in shares outstanding before
  conversion                                               22,133,785       394,677,536
Shares issued upon conversion from Class B                  8,593,011       144,083,413
                                                         ------------    --------------
Net increase (decrease) in shares outstanding              30,726,796    $  538,760,949
                                                         ------------    --------------
                                                         ------------    --------------

    20

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Notes to Financial Statements Cont'd.

Class A                                                     Shares           Amount
------------------------------------------------------   ------------    --------------
Year ended September 30, 2000:
Shares sold                                                81,700,801    $2,021,000,138
Shares issued in reinvestment of distributions              2,447,380        54,576,570
Shares reacquired                                         (65,143,859)   (1,617,762,148)
                                                         ------------    --------------
Net increase (decrease) in shares outstanding before
  conversion                                               19,004,322       457,814,560
Shares issued upon conversion from Class B                  7,680,130       195,263,218
                                                         ------------    --------------
Net increase (decrease) in shares outstanding              26,684,452    $  653,077,778
                                                         ------------    --------------
                                                         ------------    --------------
Class B
------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                11,527,830    $  195,009,338
Shares issued in reinvestment of distributions             11,201,659       197,373,233
Shares reacquired                                         (20,879,674)     (331,672,974)
                                                         ------------    --------------
Net increase (decrease) in shares outstanding before
  conversion                                                1,849,815        60,709,597
Shares reacquired upon conversion into Class A             (9,023,989)     (144,083,413)
                                                         ------------    --------------
Net increase (decrease) in shares outstanding              (7,174,174)   $  (83,373,816)
                                                         ------------    --------------
                                                         ------------    --------------
Year ended September 30, 2000:
Shares sold                                                37,569,694    $  888,985,755
Shares issued in reinvestment of distributions              4,234,039        91,243,545
Shares reacquired                                         (15,944,289)     (376,561,661)
                                                         ------------    --------------
Net increase (decrease) in shares outstanding before
  conversion                                               25,859,444       603,667,639
Shares reacquired upon conversion into Class A             (7,978,000)     (195,263,218)
                                                         ------------    --------------
Net increase (decrease) in shares outstanding              17,881,444    $  408,404,421
                                                         ------------    --------------
                                                         ------------    --------------
Class C
------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                 4,149,050    $   68,436,471
Shares issued in reinvestment of distributions              1,517,444        26,737,363
Shares reacquired                                          (4,367,963)      (68,716,747)
                                                         ------------    --------------
Net increase (decrease) in shares outstanding               1,298,531    $   26,457,087
                                                         ------------    --------------
                                                         ------------    --------------
Year ended September 30, 2000:
Shares sold                                                 7,259,799    $  172,301,711
Shares issued in reinvestment of distributions                422,563         9,106,236
Shares reacquired                                          (2,428,874)      (57,879,720)
                                                         ------------    --------------
Net increase (decrease) in shares outstanding               5,253,488    $  123,528,227
                                                         ------------    --------------
                                                         ------------    --------------
Class Z
------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                39,660,843    $  687,119,449
Shares issued in reinvestment of distributions             13,725,519       256,941,709
Shares reacquired                                         (54,425,601)     (925,790,988)
                                                         ------------    --------------
Net increase (decrease) in shares outstanding              (1,039,239)   $   18,270,170
                                                         ------------    --------------
                                                         ------------    --------------
Year ended September 30, 2000:
Shares sold                                                70,468,867    $1,757,300,234
Shares issued in reinvestment of distributions              5,002,224       112,700,107
Shares reacquired                                         (48,067,246)   (1,188,570,694)
                                                         ------------    --------------
Net increase (decrease) in shares outstanding              27,403,845    $  681,429,647
                                                         ------------    --------------
                                                         ------------    --------------

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Financial Highlights

                                                                     Class A
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $    24.20
                                                                ------------------
Income from investment operations
Net investment loss(b)                                                    (.05)
Net realized and unrealized gain (loss) on investment
transactions                                                             (9.50)
                                                                ------------------
   Total from investment operations                                      (9.55)
                                                                ------------------
Less distributions
Distributions from net realized gains                                    (2.15)
                                                                ------------------
Net asset value, end of year                                        $    12.50
                                                                ------------------
                                                                ------------------
TOTAL RETURN(a)                                                         (42.32)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                                       $1,286,009
Average net assets (000)                                            $1,513,253
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                1.06%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                 .81%
   Net investment loss                                                    (.27)%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  98%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of distributions.
(b) Calculated based upon average shares outstanding during the year.
    22                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
   $    20.05            $  14.44             $  15.39             $  10.97
----------------     ----------------     ----------------     ----------------
         (.09)               (.08)                (.04)                (.03)
         5.42                6.23                  .40                 4.45
----------------     ----------------     ----------------     ----------------
         5.33                6.15                  .36                 4.42
----------------     ----------------     ----------------     ----------------
        (1.18)               (.54)               (1.31)                  --
----------------     ----------------     ----------------     ----------------
   $    24.20            $  20.05             $  14.44             $  15.39
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        27.02%              43.58%                3.02%               40.29%
   $1,745,454            $911,467             $446,996             $145,022
   $1,489,790            $748,315             $251,118             $105,982
          .99%               1.05%                1.08%                1.09%
          .74%                .80%                 .83%                 .84%
         (.35)%              (.44)%               (.26)%               (.25)%
           83%                 56%                  58%                  63%

    See Notes to Financial Statements                                     23

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Financial Highlights Cont'd.

                                                                     Class B
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $    23.23
                                                                ------------------
Income from investment operations
Net investment loss(b)                                                    (.17)
Net realized and unrealized gain (loss) on investment
transactions                                                             (9.05)
                                                                ------------------
   Total from investment operations                                      (9.22)
                                                                ------------------
Less distributions
   Distributions from net realized gains                                 (2.15)
                                                                ------------------
Net asset value, end of year                                        $    11.86
                                                                ------------------
                                                                ------------------
TOTAL RETURN(a)                                                         (42.70)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                                       $1,046,581
Average net assets (000)                                            $1,576,226
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                1.81%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                 .81%
   Net investment loss                                                   (1.02)%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of distributions.
(b) Calculated based upon average shares outstanding during the year.
    24                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Financial Highlights Cont'd.

                                       Class B
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
   $    19.43           $    14.11            $  15.18             $  10.89
----------------     ----------------     ----------------     ----------------
         (.26)                (.22)               (.15)                (.12)
         5.24                 6.08                 .39                 4.41
----------------     ----------------     ----------------     ----------------
         4.98                 5.86                 .24                 4.29
----------------     ----------------     ----------------     ----------------
        (1.18)               (.54)              (1.31)                   --
----------------     ----------------     ----------------     ----------------
   $    23.23           $    19.43            $  14.11             $  15.18
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        26.04%               42.51%               2.21%               39.39%
   $2,216,911           $1,506,839            $708,463             $419,405
   $2,158,641           $1,236,825            $557,823             $299,476
         1.74%                1.80%               1.83%                1.84%
          .74%                 .80%                .83%                 .84%
        (1.10)%              (1.19)%             (1.01)%              (1.00)%

    See Notes to Financial Statements                                     25

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Financial Highlights Cont'd.

                                                                     Class C
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $  23.23
                                                                   ----------
Income from investment operations
Net investment loss(b)                                                   (.17)
Net realized and unrealized gain (loss) on investment
transactions                                                            (9.05)
                                                                   ----------
   Total from investment operations                                     (9.22)
                                                                   ----------
Less distributions
   Distributions from net realized gains                                (2.15)
                                                                   ----------
Net asset value, end of year                                         $  11.86
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a)                                                        (42.70)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                                        $164,216
Average net assets (000)                                             $226,607
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.81%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .81%
   Net investment loss                                                  (1.02)%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of distributions.
(b) Calculated based upon average shares outstanding during the year.
    26                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Financial Highlights Cont'd.

                                       Class C
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  19.43             $  14.11             $  15.18             $  10.89
----------------     ----------------         --------             --------
        (.26)                (.22)                (.15)                (.12)
        5.24                 6.08                  .39                 4.41
----------------     ----------------         --------             --------
        4.98                 5.86                  .24                 4.29
----------------     ----------------         --------             --------
      (1.18)                (.54)                (1.31)                  --
----------------     ----------------         --------             --------
    $  23.23             $  19.43             $  14.11             $  15.18
----------------     ----------------         --------             --------
----------------     ----------------         --------             --------
       26.04%               42.51%                2.21%               39.39%
    $291,542             $141,770             $ 45,126             $ 25,134
    $242,939             $ 98,033             $ 35,337             $ 18,248
        1.74%                1.80%                1.83%                1.84%
         .74%                 .80%                 .83%                 .84%
       (1.10)%              (1.20)%              (1.01)%              (1.00)%

    See Notes to Financial Statements                                     27

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Financial Highlights Cont'd.

                                                                     Class Z
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $    24.50
                                                                ------------------
Income from investment operations
Net investment loss(b)                                                      --(c)
Net realized and unrealized gain (loss) on investment
transactions                                                             (9.64)
                                                                ------------------
   Total from investment operations                                      (9.64)
                                                                ------------------
Less distributions
   Distributions from net realized gains                                 (2.15)
                                                                ------------------
Net asset value, end of year                                        $    12.71
                                                                ------------------
                                                                ------------------
TOTAL RETURN(a)                                                         (42.15)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                                       $1,524,028
Average net assets (000)                                            $2,191,554
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                 .81%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                 .81%
   Net investment loss                                                    (.02)%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of distributions.
(b) Calculated based upon average shares outstanding during the year.
(c) Less than $.005 per share.
    28                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund
             Financial Highlights Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
   $    20.24           $    14.53           $    15.45            $  10.98
----------------     ----------------     ----------------     ----------------
         (.02)                (.04)                  --                  --
         5.46                 6.29                  .39                4.47
----------------     ----------------     ----------------     ----------------
         5.44                 6.25                  .39                4.47
----------------     ----------------     ----------------     ----------------
        (1.18)                (.54)               (1.31)                 --
----------------     ----------------     ----------------     ----------------
   $    24.50           $    20.24           $    14.53            $  15.45
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        27.39%               43.94%                3.22%              40.71%
   $2,962,816           $1,893,457           $1,021,903            $609,869
   $2,733,194           $1,596,809           $  810,296            $455,684
          .74%                 .80%                 .83%                .84%
          .74%                 .80%                 .83%                .84%
         (.10)%               (.19)%               (.01)%                --

    See Notes to Financial Statements                                     29

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund

             Report of Independent Accountants

To the Shareholders and Board of Directors of The Prudential Investment Portfolios, Inc.--Prudential Jennison Growth Fund
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Investment Portfolios, Inc.--Prudential Jennison Growth Fund (the 'Fund', one of the portfolios constituting The Prudential Investment Portfolios, Inc.) at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 21, 2001
    30

       The Prudential Investment Portfolios, Inc.     Prudential Jennison
Growth Fund

             Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (September 30, 2001) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year end. Accordingly, we are advising you that in the fiscal year just ended, the Series paid distributions for Class A, B, C and Z shares totalling $2.15 per share of long-term capital gains which is taxable as such. Furthermore, we wish to advise you that your dividend received deduction is zero.

      In January 2002, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2001.
                                                                          31

The Prudential Investment Portfolios, Inc.
Prudential Jennison Growth Fund

Prudential Mutual Funds

Prudential offers a broad range of
mutual funds designed to meet your
individual needs. For information about
these funds, contact your financial
professional or call us at (800) 225-
1852. Read the prospectus carefully
before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
----------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Funds
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
        www.prudential.com  (800) 225-1852


Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
Special Money Market Fund, Inc.*
  Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
Strategic Partners Moderate Growth Fund
Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
Strategic Partners
   Large Capitalization Growth Fund
Strategic Partners
   Large Capitalization Value Fund
Strategic Partners
   Small Capitalization Growth Fund
Strategic Partners
   Small Capitalization Value Fund
Strategic Partners
   International Equity Fund
Strategic Partners
   Total Return Bond Fund

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with the Prudential mutual funds.

The Prudential Investment Portfolios, Inc.
Prudential Jennison Growth Fund

Class A  Growth of a $10,000 Investment

           (GRAPH)

Average Annual Total Returns as of 9/30/01
                       One Year       Five Years    Since Inception
With Sales Charge      -45.20%          7.63%            8.09%
Without Sales Charge   -42.32%          8.74%            9.04%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best- and
worst-year information within the graph
is designed to give you an idea of how
much the Fund's returns can fluctuate
from year to year by measuring the best
and worst calendar years in terms of
total annual return since inception of
the share class. The graph compares a
$10,000 investment in the Prudential
Jennison Growth Fund (Class A shares)
with a similar investment in the
Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index) by
portraying the initial account values
at the commencement of operations of
Class A shares (November 2, 1995) and
the account values at the end of the
current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) the maximum applicable
front-end sales charge was deducted
from the initial $10,000 investment in
Class A shares; (b) all recurring fees
(including management fees) were
deducted; and (c) all dividends and
distributions were reinvested.

The S&P 500 Index is an unmanaged index
of 500 stocks of large U.S. companies.
It gives a broad look at how stock
prices have performed. The S&P 500
Index total returns include the
reinvestment of all dividends, but do
not include the effect of sales charges
or operating expenses of a mutual fund.
The securities that comprise the S&P
500 Index may differ substantially from
the securities in the Fund. The S&P 500
Index is not the only one that may be
used to characterize performance of
large-capitalization stock funds. Other
indexes may portray different
comparative performance. Investors
cannot invest directly in an index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

        www.prudential.com  (800) 225-1852

Class B  Growth of a $10,000 Investment

           (GRAPH)

Average Annual Total Returns as of 9/30/01
                       One Year       Five Years    Since Inception
With Sales Charge      -45.26%           7.81%           8.12%
Without Sales Charge   -42.70%           7.96%           8.24%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best- and
worst-year information within the graph
is designed to give you an idea of how
much the Fund's returns can fluctuate
from year to year by measuring the best
and worst calendar years in terms of
total annual return since inception of
the share class. The graph compares a
$10,000 investment in the Prudential
Jennison Growth Fund (Class B shares)
with a similar investment in the
Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index) by
portraying the initial account values
at the commencement of operations of
Class B shares (November 2, 1995) and
the account values at the end of the
current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) the maximum applicable
contingent deferred sales charge was
deducted from the value of the
investment in Class B shares, assuming
full redemption on September 30, 2001;
(b) all recurring fees (including
management fees) were deducted; and (c)
all dividends and distributions were
reinvested. Approximately seven years
after purchase, Class B shares will
automatically convert to Class A shares
on a quarterly basis. This conversion
feature is not reflected in the graph.

The S&P 500 Index is an unmanaged index
of 500 stocks of large U.S. companies.
It gives a broad look at how stock
prices have performed. The S&P 500
Index total returns include the
reinvestment of all dividends, but do
not include the effect of sales charges
or operating expenses of a mutual fund.
The securities that comprise the S&P
500 Index may differ substantially from
the securities in the Fund. The S&P 500
Index is not the only one that may be
used to characterize performance of
large-capitalization stock funds. Other
indexes may portray different
comparative performance. Investors
cannot invest directly in an index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

The Prudential Investment Portfolios, Inc.
Prudential Jennison Growth Fund

Class C  Growth of a $10,000 Investment

           (GRAPH)

Average Annual Total Returns as of 9/30/01
                       One Year       Five Years    Since Inception
With Sales Charge      -43.78%           7.74%           8.05%
Without Sales Charge   -42.70%           7.96%           8.24%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best- and
worst-year information within the graph
is designed to give you an idea of how
much the Fund's returns can fluctuate
from year to year by measuring the best
and worst calendar years in terms of
total annual return since inception of
the share class. The graph compares a
$10,000 investment in the Prudential
Jennison Growth Fund (Class C shares)
with a similar investment in the
Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index) by
portraying the initial account values
at the commencement of operations of
Class C shares (November 2, 1995) and
the account values at the end of the
current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) the applicable front-
end sales charge was deducted from the
initial $10,000 investment in Class C
shares; (b) the applicable contingent
deferred sales charge was deducted from
the value of the investment in Class C
shares, assuming full redemption on
September 30, 2001; (c) all recurring
fees (including management fees) were
deducted; and (d) all dividends and
distributions were reinvested.

The S&P 500 Index is an unmanaged index
of 500 stocks of large U.S. companies.
It gives a broad look at how stock
prices have performed. The S&P 500
Index total returns include the
reinvestment of all dividends, but do
not include the effect of sales charges
or operating expenses of a mutual fund.
The securities that comprise the S&P
500 Index may differ substantially from
the securities in the Fund. The S&P 500
Index is not the only one that may be
used to characterize performance of
large-capitalization stock funds. Other
indexes may portray different
comparative performance. Investors
cannot invest directly in an index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

       www.prudential.com  (800) 225-1852

Class Z  Growth of a $10,000 Investment

           (GRAPH)

Average Annual Total Returns as of 9/30/01
          One Year       Five Years    Since Inception
          -42.15%           9.03%           12.39%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best- and
worst-year information within the graph
is designed to give you an idea of how
much the Fund's returns can fluctuate
from year to year by measuring the best
and worst calendar years in terms of
total annual return since inception of
the share class. The graph compares a
$10,000 investment in the Prudential
Jennison Growth Fund (Class Z shares)
with a similar investment in the
Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index) by
portraying the initial account values
at the commencement of operations of
Class Z shares (November 5, 1992) and
the account values at the end of the
current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) all recurring fees
(including management fees) were
deducted, and (b) all dividends and
distributions were reinvested. Class Z
shares are not subject to a sales
charge or distribution and service
(12b-1) fees.

The S&P 500 Index is an unmanaged index
of 500 stocks of large U.S. companies.
It gives a broad look at how stock
prices have performed. The S&P 500
Index total returns include the
reinvestment of all dividends, but do
not include the effect of sales charges
or operating expenses of a mutual fund.
The securities that comprise the S&P
500 Index may differ substantially from
the securities in the Fund. The S&P 500
Index is not the only one that may be
used to characterize performance of
large-capitalization stock funds. Other
indexes may portray different
comparative performance. Investors
cannot invest directly in an index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott Mcdonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
William V. Healey, Assistant Secretary
Maria G. Master, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols    NASDAQ     CUSIP
  Class A       PJFAX    74437E107
  Class B       PJFBX    74437E206
  Class C       PJFCX    74437E305
  Class Z       PJFZX    74437E404

  MF168E        IFS-A067014

(LOGO)  Printed on Recycled Paper

                     ANNUAL REPORT
                     SEPTEMBER 30, 2001

PRUDENTIAL
ACTIVE BALANCED FUND

                     FUND TYPE
                     Stock and bond

                     OBJECTIVE
                     Income and long-term growth of capital

                     This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                     The views expressed in this report and
                     information about the Fund's portfolio
                     holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                      (LOGO)

The Prudential Investment Portfolios, Inc.  Prudential Active Balanced Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Active Balanced Fund (the
Fund) seeks income and long-term growth of capital by investing in a portfolio of equity, fixed income, and money market securities that is actively managed to take advantage of opportunities created by what we see as market misvaluations. The Fund's investments will be shifted among equity securities, fixed income securities, and money market instruments to maximize its total investment return. Mark Stumpp and James Scott manage the asset allocation with the aid of a quantitative model. They also manage the stocks using other quantitative models to select securities they believe to be underpriced, but maintain a risk profile like that of the Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index).
Prudential's U.S. Liquidity team manages the bond portion of the portfolio. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

Expressed as a percentage of
net assets as of 9/30/01
31.3% Bonds
54.4  Equities:
      11.5 Financials
      9.3  Healthcare
      6.6  Industrials
      6.5  Information Technology
      6.1  Consumer Discretionary
      3.5  Energy
      3.5  Consumer Staples
      3.0  Telecommunication Services
      2.8  Utilities
      1.6  Materials
14.3  Cash & Equivalents*

 * Primarily collateral for stock and bond futures contracts used to manage asset allocation.
   Source: Prudential Investments LLC.

Ten Largest Equity Holdings

Expressed as a percentage of
net assets as of 9/30/01
2.1% General Electric Co.
     Diversified Operations
1.7  Exxon Mobil Corp.
     Oil & Gas Equipment & Services
1.4  Citigroup, Inc.
     Financial Services
1.3  Pfizer, Inc.
     Pharmaceuticals
1.3  Microsoft Corp.
     Computer Software & Services
1.0  Merck & Co., Inc.
     Pharmaceuticals
1.0  AOL Time Warner, Inc.
     Media & Entertainment
1.0  American International Group, Inc.
     Insurance
1.0  Int'l Business Machines Corp.
     Computer Systems/Peripherals
0.9  Johnson & Johnson Co.
     Medical Products & Services

Holdings are subject to change.

     www.prudential.com  (800) 225-1852

Annual Report  September 30, 2001

Cumulative Total Returns1            As of 9/30/01
                                  One     Five      Since
                                  Year   Years    Inception2
Class A                         -14.40%   N/A       32.73%
Class B                         -14.99    N/A       28.15
Class C                         -14.99    N/A       28.15
Class Z                         -13.96   38.73%     98.91
Lipper Balanced Fund Avg.3      -11.76   43.50       ***

Average Annual Total Returns1        As of 9/30/01
                                  One     Five      Since
                                  Year   Years    Inception2
Class A                         -18.68%   N/A        4.85%
Class B                         -19.24    N/A        5.03
Class C                         -16.68    N/A        4.98
Class Z                         -13.96   6.77%       8.19

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and
Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A, B, and C,
11/7/96; Class Z, 1/4/93.

3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the one-year, five-year, and since inception periods in the Lipper Balanced Fund category. Lipper
Balanced funds are funds whose primary
objective is to conserve principal by
maintaining at all times a balanced
portfolio of both stocks and bonds.
Typically, the stock:bond ratio ranges
around 60%:40%.

***Lipper Since Inception returns are 40.79% for Class A, B, and C, and 115.01% for Class
Z, based on all funds in each share class.

(LOGO)                November 14, 2001

DEAR SHAREHOLDER,
The 12-month reporting period of the
Prudential Active Balanced Fund ended
September 30, 2001 was among the worst such periods in the history of the S&P 500 Index, which declined 26.64%. The Fund's Class A shares fell 14.40% over this period (-18.68% to those paying the maximum one-time Class A share sales charge), while the Lipper
Balanced Fund Average returned -11.76%.

The hallmark of the Fund is diversification, and its investments are spread across a wide variety of instruments, including stocks, bonds, and money market securities.
Diversification was an important determinant of the Fund's performance over the period.
While stock prices fell, the bond market actually rose 12.95%, as measured by the Lehman Brothers Aggregate Bond Index. Money market instruments also performed well, with yields gradually falling from over 6% to over 2% for the 12 months. (The prices of fixed income securities rise when the yield on new issues falls.) While most of the Fund's assets were invested in stocks, the sizable proportion in these other asset categories helped cushion the impact of a sharply falling stock market.

The Fund's underperformance of the Lipper
Average was primarily because of its high stock allocation. The Fund's investment adviser increased the allocation to stocks too early, but it believes that stock market valuations are the most attractive in years, and that the Fund is well positioned for an eventual rebound.

Sincerely,

David R. Odenath, Jr., President
The Prudential Investment Portfolios, Inc./
Prudential Active Balanced Fund

The Prudential Investment Portfolios, Inc.  Prudential Active Balanced Fund

Annual Report  September 30, 2001

INVESTMENT ADVISER'S REPORT

ACTIVE ASSET ALLOCATION
Asset class exposure can have a greater
impact on returns over the long term than the selection of individual securities. We use quantitative models to determine which market sectors offer the best opportunities.
Using companies' earnings expectations and stock prices, we compare the expected returns on stocks with the interest rates on bonds. We try to increase the proportion of the type of security that offers the best value at any time, monitoring our allocation daily. We implement most of these allocation changes with stock and bond futures contracts because it is quicker and less expensive than trading the actual securities. Our neutral position is 57.5% stocks, 40.0% bonds, and 2.5% money market instruments.

Over this reporting period, active asset allocation detracted from the Fund's performance. We held slightly more stocks than our neutral level as prices fell in late 2000, and we increased the Fund's exposure as stock prices fell through the first three quarters of 2001. This was consistent with our value-oriented process, which tends to favor stocks when prices decline. Although doing so hurt the Fund's return over this reporting period, we don't believe that it is possible to time a stock market bottom precisely. Consequently, we feel that it is better to position the Fund early for an eventual turnaround by increasing its proportion of stocks as their prices decline.

We added to the Fund's return by varying the
amount of overweighting during the period.
For example, we moved to a more aggressive
overweighting in stocks after the September
11 terrorist attacks, thereby benefiting
from the subsequent recovery in stock
prices.
                               3

The Prudential Investment Portfolios, Inc.  Prudential Active Balanced Fund

Annual Report  September 30, 2001

OUR QUANTITATIVE STOCK STRATEGY
The goal of the Prudential Active Balanced
Fund's stock portfolio is to better the
performance of the S&P 500 Index while
avoiding the risks of large deviations from its benchmark index. The Fund's managers take many small overweighted and underweighted positions, emphasizing stocks that our models rank as inexpensive for their growth potential and de-emphasizing those that appear to be too expensive. We also attempt to maintain a risk profile that is similar to that of the S&P 500 Index--that is to say, we normally hold industry, sector, size, and style characteristics fairly close to those of the S&P 500 Index. We allow a slight additional exposure when a very high proportion of stocks in a category are considered attractive according to our quantitative measures. The purpose of these controls is to take positions in stocks that we like while limiting unintended exposure to risk. The Fund's total return can and will deviate from its benchmark, but we believe it is not significantly vulnerable to any single influence. If our stock selection methodology works as we expect, the resulting returns will exceed those of our benchmark over the long term.

The Fund's equity holdings underperformed the S&P 500 Index over the past 12 months.
Most of the underperformance in the stock portfolio was due to stock selection in the technology sector where the Fund was hurt by overweightings in Comverse Technology (which fell 81%) and Digital Lightwave (which fell
86%). Stock selection in the consumer
cyclicals sector also hurt performance.

Some of the underperformance was offset by good selections in the healthcare and communication services sectors, notably overweighting Forest Laboratories (up 26%) and Tenet Healthcare (up 64%) in the healthcare sector, and underweighting Qwest
(down 65%) and Nextel (down 82%) in the
communication services sector.

   www.prudential.com  (800) 225-1852

BONDS
During the period, the return of our bond portfolio marginally outperformed that of our benchmark, the Lehman Brothers Aggregate
Bond Index. A continued overweighting in the corporate sector helped the portfolio.

LOOKING AHEAD
By the conventional definition--a 20% decline from a previous high--the popular stock indexes are in a bear market. The prices of technology-related shares are deeply depressed.
Investors are nervous and risk averse,
preferring the relative safety of defensive stocks.

Such conditions have historically marked an excellent time to invest in stocks. Risk and return are related in financial markets, and consequently, long-term investors who are willing to weather the current exceptionally high levels of volatility should eventually be rewarded. We continue to believe that this is an opportune time to buy stocks.
Therefore, we have positioned the Fund more aggressively, continuing to overweight stocks. We will do so until either share prices rebound or the prospects for corporate business fundamentals deteriorate significantly.

Prudential Active Balanced Fund Management Team

The Prudential Investment Portfolios, Inc.  Prudential Active Balanced Fund

Annual Report  September 30, 2001

What Is Diversification?
Diversification--spreading your investments over many different securities--is a basic principle of investing. It helps to reduce the overall risk of your portfolio. Mutual funds not only provide professional money management, but they also allow a relatively small investment to be spread over many different securities. When you own a large number of different securities, the impact of any one security on your return is reduced. In addition, if you diversify your investments among asset classes and investment styles--between stocks and bonds and value and growth stocks--it is less likely that all the securities you own will move in the same direction at one time.

Glossary of Terms
Asset classes are classifications of
investments. The most basic classification of securities is among stocks, bonds, and money market investments. Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid, and share in the firm's appreciation in value. Generally, the prices of stocks vary with investors' estimates of a firm's earnings prospects, including the impact of broader economic conditions. Bonds are loans to a company, government, or agency. They carry a fixed interest rate, or one that varies according to the terms specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices fluctuate with current interest rates and with events that affect the debtor's prospects of repaying the loan. Money market instruments are short-term loans that mature in 13 months or less. Bonds and money market instruments are called fixed income securities.

Prudential Active Balanced Fund--Neutral Allocation

                        (CHART)
6

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  85.1%
Common Stocks  54.4%
-------------------------------------------------------------------------------------
Aerospace/Defense  1.1%
     73,600    Boeing Co.                                             $    2,465,600
     51,700    General Dynamics Corp.                                      4,566,144
     21,900    Northrop Grumman Corp.                                      2,211,900
     16,500    Raytheon Co.                                                  573,375
        100    United Technologies Corp.                                       4,650
                                                                      --------------
                                                                           9,821,669
-------------------------------------------------------------------------------------
Airlines  0.4%
    100,100    AMR Corp.(a)                                                1,915,914
     33,800    Delta Airlines, Inc.                                          890,630
     42,525    Southwest Airlines Co.                                        631,071
     18,800    UAL Corp.(a)                                                  343,288
                                                                      --------------
                                                                           3,780,903
-------------------------------------------------------------------------------------
Aluminum  0.2%
     70,800(f) Alcan Inc.                                                  2,124,000
-------------------------------------------------------------------------------------
Apparel
     11,400    Columbia Sportswear Co.(a)                                    253,080
-------------------------------------------------------------------------------------
Auto Parts & Equipment  0.3%
     13,400    BorgWarner, Inc.                                              540,020
     45,600(f) Dana Corp.                                                    711,360
     34,900    Lear Corp.(a)                                                 942,998
      9,200    O'Reilly Automotive, Inc.(a)                                  263,580
                                                                      --------------
                                                                           2,457,958
-------------------------------------------------------------------------------------
Automobiles & Trucks  0.6%
     10,200    AutoNation, Inc.(a)                                            89,658
     90,676    General Motors Corp.                                        3,890,000
    127,159    Visteon Corp.                                               1,621,277
                                                                      --------------
                                                                           5,600,935

    See Notes to Financial Statements                                      7

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Banking  1.4%
        600    Bank One Corp.                                         $       18,882
     15,800    BankAtlantic Bancorp, Inc.                                    159,580
      5,000    Comerica, Inc.                                                277,000
     20,500    Compass Bancshares, Inc.                                      533,615
      6,200    Fifth Third Bancorp                                           381,176
      6,300    First Tennessee National Corp.                                233,100
      2,500    KeyCorp                                                        60,350
     11,000    Marshall & Ilsley Corp.                                       623,590
     22,100    National City Corp.                                           661,895
     57,400    PNC Bank Corp.                                              3,286,150
     27,100(f) Suntrust Banks, Inc.                                        1,804,860
     77,756    U.S. Bancorp                                                1,724,628
        500    Union Planters Corp.                                           21,450
     89,300    Wachovia Corp.                                              2,768,300
                                                                      --------------
                                                                          12,554,576
-------------------------------------------------------------------------------------
Beverages  1.5%
     52,400    Anheuser-Busch Companies, Inc.                              2,194,512
     41,100    Coca-Cola Co.                                               1,925,535
     51,900(f) Pepsi Bottling Group, Inc.                                  2,391,033
    131,400    PepsiCo, Inc.                                               6,372,900
                                                                      --------------
                                                                          12,883,980
-------------------------------------------------------------------------------------
Building & Construction  0.1%
      7,400    Centex Corp.                                                  249,602
     29,600    Pulte Homes, Inc.                                             907,240
                                                                      --------------
                                                                           1,156,842
-------------------------------------------------------------------------------------
Business Services  0.1%
      7,400    Omnicom Group, Inc.                                           480,260
     13,500    Xerox Corp.                                                   104,625
                                                                      --------------
                                                                             584,885
-------------------------------------------------------------------------------------
Casinos
     29,600    Shuffle Master, Inc.(a)                                       373,256

    8                                      See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Chemicals  0.9%
    172,300    Agrium, Inc. (Canada)                                  $    1,674,756
     29,000    Air Products & Chemicals, Inc.                              1,118,820
     63,400    Dow Chemical Co.                                            2,076,984
     53,100    E.I. du Pont de Nemours & Co.                               1,992,312
     37,900    Lyondell Chemical Co.                                         433,955
      9,800    Praxair, Inc.                                                 411,600
                                                                      --------------
                                                                           7,708,427
-------------------------------------------------------------------------------------
Computer Software & Services  2.3%
     13,200    Activision, Inc.(a)                                           359,304
     21,500    Adobe Systems, Inc.                                           515,570
     26,500(f) BISYS Group, Inc.(a)                                        1,405,030
     79,200(f) Citrix Systems, Inc.(a)                                     1,568,160
     50,800    Computer Associates International, Inc.                     1,307,592
     43,000(f) Electronic Data Systems Corp.                               2,475,940
    218,100    Microsoft Corp.(a)                                         11,160,177
     49,700    SERENA Software, Inc.(a)                                      579,005
      9,700    THQ, Inc.(a)                                                  418,555
                                                                      --------------
                                                                          19,789,333
-------------------------------------------------------------------------------------
Computer Systems/Peripherals  1.4%
        700    Apple Computer, Inc.(a)                                        10,857
     72,400    Compaq Computer Corp.                                         601,644
     43,500    Electronics for Imaging, Inc.(a)                              708,180
    137,800    Hewlett-Packard Co.                                         2,218,580
     91,800    International Business Machines Corp.                       8,473,140
      6,500    Kronos, Inc.(a)                                               266,825
     10,100    NCR Corp.(a)                                                  299,465
                                                                      --------------
                                                                          12,578,691
-------------------------------------------------------------------------------------
Cosmetics/Toiletries  0.1%
      6,100    Colgate-Palmolive Co.                                         355,325
      3,100    Kimberly-Clark Corp.                                          192,200
                                                                      --------------
                                                                             547,525

    See Notes to Financial Statements                                      9

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Data Processing/Management  0.3%
     26,200    CSG Systems International, Inc.(a)                     $    1,074,200
     26,900    First Data Corp.                                            1,567,194
                                                                      --------------
                                                                           2,641,394
-------------------------------------------------------------------------------------
Distribution / Wholesale
      3,700    ScanSource, Inc.(a)                                           165,723
-------------------------------------------------------------------------------------
Diversified Consumer Products  0.5%
     50,800    Procter & Gamble Co.                                        3,697,732
      5,200    Unilever NV                                                   280,904
                                                                      --------------
                                                                           3,978,636
-------------------------------------------------------------------------------------
Diversified Manufacturing  0.8%
     14,600    BEI Technologies, Inc.                                        234,330
      4,600(f) Danaher Corp.                                                 217,028
     14,700    Donaldson Co., Inc.                                           423,654
     36,600(f) Illinois Tool Works, Inc.                                   1,980,426
     18,800    National Service Industries, Inc.                             388,220
     21,200    Thermo Electron Corp.(a)                                      382,660
     76,700    Tyco International Ltd.                                     3,489,850
                                                                      --------------
                                                                           7,116,168
-------------------------------------------------------------------------------------
Diversified Operations  2.2%
     18,600(f) Cendant Corp.(a)                                              238,080
    499,950    General Electric Co.                                       18,598,140
     20,300    JDS Uniphase Corp.(a)                                         128,296
                                                                      --------------
                                                                          18,964,516
-------------------------------------------------------------------------------------
Education  0.2%
     18,700    Career Education Corp.(a)                                   1,028,500
     12,200    Corinthian Colleges, Inc.(a)                                  411,262
                                                                      --------------
                                                                           1,439,762
-------------------------------------------------------------------------------------
Electrical Utilities  1.9%
     11,760    American Electric Power Co., Inc.                             508,385
     96,500(f) Calpine Corp.(a)                                            2,201,165
      2,800    DTE Energy Co.                                                120,540

    10                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
    127,000    Duke Energy Corp.                                      $    4,806,950
     30,400    Entergy Corp.                                               1,081,024
     35,100    Exelon Corp.                                                1,565,460
     10,000    MDU Resources Group, Inc.                                     233,700
     54,512    Mirant Corp.(a)                                             1,193,813
     13,800    NRG Energy, Inc.(a)                                           223,698
     31,300    PPL Corp.                                                   1,020,380
      4,400    Progress Energy, Inc.                                           1,980
     28,900    Reliant Energy, Inc.                                          760,648
     13,900    Reliant Resources, Inc.(a)                                    225,180
     74,500    Southern Co.                                                1,786,510
     22,800(f) UtiliCorp United, Inc.                                        638,628
                                                                      --------------
                                                                          16,368,061
-------------------------------------------------------------------------------------
Electronic Components  1.2%
     21,200    Emerson Electric Co.                                          997,672
      8,200    Engineered Support Systems, Inc.                              386,220
      9,100    FLIR Systems, Inc.(a)                                         373,373
    250,800    Intel Corp.                                                 5,126,352
      7,200    Keithley Instruments, Inc.                                    103,320
     36,500    L-3 Communications Holdings, Inc.(a)                        3,191,925
        400    Merix Corp.(a)                                                  5,620
      2,300    Molex, Inc.                                                    64,653
     19,800    Motorola, Inc.                                                308,880
      5,300    Synopsys, Inc.(a)                                             212,582
                                                                      --------------
                                                                          10,770,597
-------------------------------------------------------------------------------------
Financial Services  7.1%
        500    Actrade Financial Technologies, Ltd.(a)                         9,185
     72,200    American Express Co.                                        2,098,132
     39,900(f) AmeriCredit Corp.(a)                                        1,261,638
     62,700    Astoria Financial Corp.                                     3,715,602
     97,260    Bank of America Corp.                                       5,679,984
      5,846    Bear Stearns & Co., Inc.                                      292,358
     26,000    Capital One Financial Corp.                                 1,196,780
    299,160    Citigroup, Inc.                                            12,115,980
      3,600    Countrywide Credit Industries, Inc.                           158,148

    See Notes to Financial Statements                                     11

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     36,200    Federal Home Loan Mortgage Corp.                       $    2,353,000
     53,700    Federal National Mortgage Assoc.                            4,299,222
     57,144    FleetBoston Financial Corp.                                 2,100,042
     12,700    Golden West Financial Corp.                                   737,870
     21,800    Household International, Inc.                               1,229,084
    174,510    J.P. Morgan Chase & Co.                                     5,959,517
     30,500    Lehman Brothers Holdings, Inc.                              1,733,925
     90,550    MBNA Corp.                                                  2,742,760
     20,430    Mellon Financial Corp.                                        660,502
     42,800    Merrill Lynch & Co., Inc.                                   1,737,680
     11,900    Metris Companies, Inc.                                        294,525
     52,100    Morgan Stanley Dean Witter & Co.                            2,414,835
     24,800    Stilwell Financial, Inc.                                      483,600
    118,950    Washington Mutual, Inc.                                     4,577,196
    105,000    Wells Fargo & Company                                       4,667,250
                                                                      --------------
                                                                          62,518,815
-------------------------------------------------------------------------------------
Foods  0.5%
     20,400    Albertson's, Inc.                                             650,352
      5,000    Campbell Soup Co.                                             140,000
     27,000    ConAgra, Inc.                                                 606,150
     14,300    General Mills, Inc.                                           650,650
     11,200    H.J. Heinz Co.                                                472,080
     34,500    Sara Lee Corp.                                                734,850
     27,200    SYSCO Corp.                                                   694,688
     11,600    United Natural Foods, Inc.(a)                                 210,888
      6,200    Wm. Wrigley Jr. Co.                                           318,060
                                                                      --------------
                                                                           4,477,718
-------------------------------------------------------------------------------------
Health Care Services  0.4%
    105,800(f) Caremark Rx, Inc.(a)                                        1,764,744
     32,600(f) UnitedHealth Group, Inc.                                    2,167,900
                                                                      --------------
                                                                           3,932,644

    12                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Hotels & Leisure
      6,400    Marriott International, Inc.                           $      213,760
      9,100(f) Starwood Hotels & Resorts Worldwide, Inc.                     200,200
                                                                      --------------
                                                                             413,960
-------------------------------------------------------------------------------------
Insurance  3.0%
     15,000    Aetna, Inc.                                                   433,350
    106,400    Allstate Corp.                                              3,974,040
    111,159    American International Group, Inc.                          8,670,402
      7,700    AmerUs Group Co.                                              271,040
     37,800    Chubb Corp.                                                 2,699,298
     11,500    Cincinnati Financial Corp.                                    478,630
     22,400    Fidelity National Financial, Inc.                             602,336
      9,200    Hartford Financial Services Group                             540,408
     10,800    Jefferson-Pilot Corp.                                         480,384
     24,600    Loews Corp.                                                 1,138,488
      5,000    Marsh & McLennan Cos., Inc.                                   483,500
     25,100(f) MetLife, Inc.                                                 745,470
     63,700    SAFECO Corp.                                                1,932,021
     70,800    Selective Insurance Group, Inc.(a)                          1,651,764
      5,600    St. Paul Companies, Inc.                                      230,832
     58,700    Torchmark Corp.                                             2,289,300
                                                                      --------------
                                                                          26,621,263
-------------------------------------------------------------------------------------
Leisure & Tourism  0.3%
     44,900    Carnival Corp.                                                988,698
     11,600(f) Hotel Reservations Network, Inc.(a)                           263,784
      7,524    Sabre Holdings Corp.(a)                                       201,192
     69,400    Travelocity.com, Inc.(a)                                      923,020
                                                                      --------------
                                                                           2,376,694
-------------------------------------------------------------------------------------
Machinery & Equipment  0.4%
     12,800(f) Caterpillar, Inc.                                             573,440
      7,900    Deere & Co.                                                   297,119
     35,300    Ingersoll-Rand Co.                                          1,193,140

    See Notes to Financial Statements                                     13

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      1,297    Kadant, Inc.(a)                                        $       16,731
    134,600    McDermott International, Inc.(a)                            1,110,450
                                                                      --------------
                                                                           3,190,880
-------------------------------------------------------------------------------------
Media & Entertainment  1.7%
    265,700    AOL Time Warner, Inc.(a)                                    8,794,670
    137,000    Disney (Walt) Co.                                           2,550,940
     18,700    Gannett Co.                                                 1,124,057
     10,800    JAKKS Pacific, Inc.(a)                                        145,800
     14,200    Penn National Gaming, Inc.(a)                                 232,880
     11,900    Pixar, Inc.(a)                                                480,760
      2,600    Tribune Co.                                                    81,640
     48,819    Viacom, Inc.(a)                                             1,684,256
                                                                      --------------
                                                                          15,095,003
-------------------------------------------------------------------------------------
Medical Products & Services  2.6%
     13,400(f) Accredo Health, Inc.(a)                                       487,760
      8,900    AdvancePCS(a)                                                 638,842
     16,500    Applied Biosystems Group - Applera Corp.                      402,600
     28,500    ArthroCare Corp.(a)                                           558,600
     33,775    Cardinal Health, Inc.                                       2,497,661
     22,500    Charles River Laboratories International, Inc.(a)             795,825
    139,600    Johnson & Johnson Co.                                       7,733,840
     32,400    LifePoint Hospitals, Inc.(a)                                1,425,600
     35,600    Manor Care, Inc.(a)                                         1,000,360
     42,200    McKesson Corp.                                              1,594,738
      8,200    Medtronic, Inc.                                               356,700
     34,700(f) PolyMedica Corp.(a)                                           529,869
      2,400    St. Jude Medical, Inc.(a)                                     164,280
     63,200    Tenet Healthcare Corp.(a)                                   3,769,880
     17,900(f) Universal Health Services, Inc.(a)                            873,520
      8,890    Zimmer Holdings, Inc.(a)                                      246,698
                                                                      --------------
                                                                          23,076,773

    14                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Medical Technology  0.7%
     80,100    Abbott Laboratories                                    $    4,153,185
     31,800    Amgen, Inc.(a)                                              1,868,886
                                                                      --------------
                                                                           6,022,071
-------------------------------------------------------------------------------------
Metals-NonFerrous  0.1%
     23,388    Alcoa, Inc.                                                   725,262
-------------------------------------------------------------------------------------
Networking  0.6%
     10,000    Adaptec, Inc.(a)                                               78,600
    333,200    Cisco Systems, Inc.(a)                                      4,058,376
    121,800    Foundry Networks, Inc.(a)                                     736,890
     26,500    Network Appliance, Inc.(a)                                    180,200
     14,000    Register.com, Inc.(a)                                         138,880
                                                                      --------------
                                                                           5,192,946
-------------------------------------------------------------------------------------
Oil & Gas Equipment & Services  2.8%
     50,600(f) Baker Hughes, Inc.                                          1,464,870
     87,700    Dynegy, Inc.                                                3,038,805
      4,500    El Paso Corp.                                                 186,975
     66,500    Enron Corp.                                                 1,810,795
    374,464    Exxon Mobil Corp.                                          14,753,881
     18,436    KeySpan Corp.                                                 612,813
      7,400(f) Kinder Morgan, Inc.                                           364,154
      7,300    Sempra Energy                                                 180,675
     57,400(f) Shaw Group, Inc.(a)                                         1,616,958
     24,100    Williams Companies, Inc.                                      657,930
                                                                      --------------
                                                                          24,687,856
-------------------------------------------------------------------------------------
Oil & Gas Exploration & Production  1.7%
     30,900(f) Chevron Corp.                                               2,618,775
     15,100    Conoco, Inc.                                                  382,634
     22,800    Phillips Petroleum Co.                                      1,229,832
     14,900    Pioneer Natural Resources Co.(a)                              212,027
     63,500    Royal Dutch Petroleum Co.                                   3,190,875
     17,000    Seitel, Inc.(a)                                               170,850

    See Notes to Financial Statements                                     15

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     59,000    Texaco, Inc.                                           $    3,835,000
    106,900    USX - Marathon Group                                        2,859,575
                                                                      --------------
                                                                          14,499,568
-------------------------------------------------------------------------------------
Paper & Forest Products  0.4%
     29,170(f) International Paper Co.                                     1,015,116
     40,700(f) Georgia-Pacific Group                                       1,171,753
    133,700    Louisiana-Pacific Corp.                                       869,050
     12,400    Smurfit-Stone Container Corp.(a)                              164,052
      4,700    Weyerhaeuser Co.                                              228,937
                                                                      --------------
                                                                           3,448,908
-------------------------------------------------------------------------------------
Pharmaceuticals  5.6%
     15,800    Albany Molecular Research, Inc.(a)                            392,314
        700    Allergan, Inc.                                                 46,410
     59,700    American Home Products Corp.                                3,477,525
     15,900    Andrx Group(a)                                              1,032,228
     88,900    Bristol-Myers Squibb Co.                                    4,939,284
     29,000(f) CIMA Labs, Inc.(a)                                          1,761,750
     46,600(f) Express Scripts, Inc.(a)                                    2,577,912
     60,600    Forest Laboratories, Inc.(a)                                4,371,684
     20,766    King Pharmaceuticals, Inc.(a)                                 871,134
     67,300    Lilly (Eli) & Co.                                           5,431,110
    136,300    Merck & Co., Inc.                                           9,077,580
    290,975    Pfizer, Inc.                                               11,668,097
     22,542    Pharmacia Corp.                                               914,304
     36,400    Schering-Plough Corp.                                       1,350,440
     56,900    SICOR, Inc.(a)                                              1,074,841
                                                                      --------------
                                                                          48,986,613
-------------------------------------------------------------------------------------
Photography  0.1%
     27,200(f) Eastman Kodak Co.                                             884,816
-------------------------------------------------------------------------------------
Publishing  0.3%
     90,900    R.R. Donnelley & Sons, Co.                                  2,458,845

    16                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Restaurants
      5,100(f) Cheesecake Factory, Inc.(a)                            $      122,145
      7,200    McDonald's Corp.                                              195,408
                                                                      --------------
                                                                             317,553
-------------------------------------------------------------------------------------
Retail  3.1%
      5,900(f) 99 Cents Only Stores(a)                                       190,865
     17,000    Action Performance Companies, Inc.(a)                         309,570
     27,550    American Eagle Outfitters, Inc.(a)                            548,245
     48,800    American Greetings Corp.                                      646,112
     11,500(f) Barnes & Noble, Inc.(a)                                       415,150
     21,200(f) Chico's FAS, Inc.(a)                                          499,260
     59,200    CVS Corp.                                                   1,965,440
     99,300    Dillard's, Inc.                                             1,307,781
     41,300    Federated Department Stores, Inc.(a)                        1,164,660
    132,100    Home Depot, Inc.                                            5,068,677
     23,800(f) Kmart Corp.(a)                                                166,362
     27,100    Kohl's Corp.(a)                                             1,300,800
     54,400    Limited, Inc.                                                 516,800
     65,200    Lowe's Companies, Inc.                                      2,063,580
     14,600    Safeway, Inc.(a)                                              579,912
     53,700    Sears, Roebuck & Co.                                        1,860,168
     55,900    Target Corp.                                                1,774,825
     80,400    Toys 'R' Us, Inc.(a)                                        1,385,292
     10,800    Tweeter Home Entertainment Group, Inc.(a)                     147,312
     99,700    Wal-Mart Stores, Inc.                                       4,935,150
      6,900    Walgreen Co.                                                  237,567
      8,200    Williams-Sonoma, Inc.(a)                                      195,242
                                                                      --------------
                                                                          27,278,770
-------------------------------------------------------------------------------------
Semiconductors  1.1%
     29,100    Advanced Micro Devices, Inc.(a)                               237,165
     20,500    Analog Devices, Inc.(a)                                       670,350
     77,000    Applied Micro Circuits Corp.(a)                               538,230
      8,800(f) Broadcom Corp.(a)                                             178,640
     41,900    Cirrus Logic, Inc.(a)                                         310,898
     43,000    Elantec Semiconductor, Inc.(a)                                986,850

    See Notes to Financial Statements                                     17

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     63,900    KLA-Tencor Corp.(a)                                    $    2,017,962
     75,800    National Semiconductor Corp.(a)                             1,671,390
     51,000(f) NVIDIA Corp.(a)                                             1,400,970
     78,900    Pixelworks, Inc.(a)                                           994,140
     10,500    Texas Instruments, Inc.                                       262,290
     18,400    Vitesse Semiconductor Corp.(a)                                142,600
                                                                      --------------
                                                                           9,411,485
-------------------------------------------------------------------------------------
Telecommunication Equipment  0.3%
      8,200    Andrew Corp.(a)                                               149,076
    125,500(f) Corning, Inc.                                               1,106,910
     86,400    Lucent Technologies, Inc.                                     495,072
    112,800    Nortel Networks Corp.                                         632,808
      5,400    Scientific- Atlanta, Inc.                                      94,770
     34,700    UTStarcom, Inc.(a)                                            563,875
                                                                      --------------
                                                                           3,042,511
-------------------------------------------------------------------------------------
Telecommunication Services  3.1%
    223,999    AT&T Corp.                                                  4,323,181
     72,082    AT&T Wireless Services, Inc.(a)                             1,076,905
    109,300    BellSouth Corp.                                             4,541,415
      2,600    CenturyTel, Inc.                                               87,100
     22,000    Dominion Resources, Inc.                                    1,305,700
     29,700    Qwest Communications International, Inc.                      495,990
    160,412    SBC Communications, Inc.                                    7,558,613
     37,600    Sprint Corp.                                                  902,776
     97,352    Verizon Communications, Inc.                                5,267,717
    122,562    WorldCom, Inc.-WorldCom Group(a)                            1,843,332
                                                                      --------------
                                                                          27,402,729
-------------------------------------------------------------------------------------
Tobacco  0.7%
     99,900    Philip Morris Co., Inc.                                     4,824,171
     19,266    R.J. Reynolds Tobacco Holdings, Inc.(a)                     1,100,859
                                                                      --------------
                                                                           5,925,030
-------------------------------------------------------------------------------------
Tools  0.1%
     54,500    Snap-On, Inc.                                               1,216,985

    18                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Transportation/Trucking/Shipping  0.2%
     15,600    Burlington Northern Santa Fe Corp.                     $      417,300
     15,600    FedEx Corp.(a)                                                573,300
      2,700    Offshore Logistics, Inc.(a)                                    51,813
     11,900    Union Pacific Corp.                                           558,110
                                                                      --------------
                                                                           1,600,523
-------------------------------------------------------------------------------------
Waste Management
      1,700    Waste Management, Inc.                                         45,458
                                                                      --------------
               Total common stocks (cost $547,020,656)                   478,512,596
                                                                      --------------

CORPORATE BONDS  12.0%
Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Aerospace/Defense  0.3%
                                 Litton Industries, Inc., Sr. Note,
Baa3           $       400        8.00%, 10/15/09                             433,692
                                 Northrop Grumman Corp.,
Baa3                   700        7.75%, 3/1/16                               758,401
                                 Raytheon Co., Note,
Baa3                 1,300(d)     6.50%, 7/15/05                            1,347,164
                                                                       --------------
                                                                            2,539,257
-------------------------------------------------------------------------------------
Airlines  0.6%
                                 Continental Airlines, Inc.,
Aa3                  1,216        8.048%, 11/1/20                           1,204,716
                                 Delta Airlines, Inc., Note,
Ba2                     70        8.30%, 12/15/29                              54,070
                                 United Airlines, Inc.,
B2                   5,000        10.67%, 5/1/04                            4,150,000
                                                                       --------------
                                                                            5,408,786
-------------------------------------------------------------------------------------
Aluminum  0.1%
                                 Alcoa, Inc., Note,
A1                     900        6.50%, 6/1/11                               944,199

    See Notes to Financial Statements                                     19

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Auto & Truck  0.1%
                                 Navistar International, Sr. Notes,
Ba1            $     1,250       7.00%, 2/1/03                         $    1,200,000
-------------------------------------------------------------------------------------
Banking  1.4%
                                 Bank Nova Scotia NY,
A1                   3,900(d)     6.50%, 7/15/07                            3,992,625
                                 Bank One Corp.,
Aa3                    500        6.875%, 8/1/06                              536,175
                                 Barclays Bank PLC,
Aa2                    500        7.40%, 12/15/09                             545,430
                                 Chon Hung Bank,
Ba2                  2,150        8.84%, 1/7/05                             2,107,000
                                 KBC Bank Funding,
A2                   2,500        9.86%, 11/2/09                            2,915,750
                                 National Australia Bank Ltd.,
A1                   2,100        6.40%, 12/10/02                           2,146,116
                                 Sanwa Bank Ltd. NY,
Baa1                   409        7.40%, 6/15/11                              378,916
                                                                       --------------
                                                                           12,622,012
-------------------------------------------------------------------------------------
Beverages  0.1%
                                 Coca Cola Bottling Co.,
Baa2                   600        6.375%, 5/1/09                              584,016
                                 Coca-Cola Enterprises, Inc., Note,
A2                     135        6.125%, 8/15/11                             137,979
                                                                       --------------
                                                                              721,995
-------------------------------------------------------------------------------------
Building & Construction  0.1%
                                 Hanson Overseas BV, Sr. Note,
Baa1                   275        6.75%, 9/15/05                              285,970
                                 Hanson PLC,
Baa1                   315        7.875%, 9/27/10                             340,183
                                                                       --------------
                                                                              626,153

    20                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Cable  0.4%
                                 Comcast Cable Communications,
Baa2           $     2,000(d)     8.375%, 5/1/07                       $    2,231,820
                                 Rogers Cablesystems Ltd.,
Ba1                    885(d)     11.00%, 12/1/15                             938,100
                                                                       --------------
                                                                            3,169,920
-------------------------------------------------------------------------------------
Containers  0.2%
                                 Pactiv Corp.,
Baa3                   650        7.95%, 12/15/25                             585,084
Baa3                 1,000(d)    7.20%, 12/15/05                            1,011,680
                                                                       --------------
                                                                            1,596,764
-------------------------------------------------------------------------------------
Diversified Manufacturing
                                 Tyco International Group,
Baa1                   400        6.375%, 6/15/05                             416,400
-------------------------------------------------------------------------------------
Diversified Operations  0.2%
                                 Cendant Corp., Notes,
Baa1                 1,400        7.75%, 12/1/03                            1,422,036
-------------------------------------------------------------------------------------
Electrical Utilities  0.5%
                                 Calpine Corp., Sr. Notes,
Ba1                  1,355        10.50%, 5/15/06                           1,388,848
                                 Cogentrix Energy, Inc., Sr. Notes,
Baa3                   760        8.10%, 3/15/04                              790,043
                                 Edison Mission Energy, Sr. Notes,
Baa3                   900        7.73%, 6/15/09                              823,329
                                 Mirant Americas Generation, Sr.
                                  Notes,
Baa3                   900        9.125%, 5/1/31                              961,551
                                 PPL Electric Utilities Corp.,
A3                     400        6.25%, 8/15/09                              406,700
                                 Utilicorp United, Inc., Sr. Notes,
Baa3                   800        7.00%, 7/15/04                              830,256
                                                                       --------------
                                                                            5,200,727

    See Notes to Financial Statements                                     21

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Electronic Components & Instruments  0.5%
                                 Limestone Electron Trust, Sr. Note,
Baa3           $     4,250(d)     8.625%, 3/15/03                      $    4,453,685
-------------------------------------------------------------------------------------
Financial Services  0.4%
                                 Associates Corp. N.A.,
Aa3                    350(d)     5.75%, 11/1/03                              364,413
                                 BCH Cayman Islands Ltd.,
A1                     160        7.70%, 7/15/06                              174,186
                                 Dresdner Funding Trust I,
A1                     300        8.151%, 6/30/31                             319,116
                                 Ford Motor Credit Co., Note,
A2                   1,500        7.60%, 8/1/05                             1,581,285
                                 PaineWebber Group, Inc.,
Aa2                    500        7.625%, 12/1/09                             554,150
                                                                       --------------
                                                                            2,993,150
-------------------------------------------------------------------------------------
Foods  0.2%
                                 Kroger Co., Sr. Note,
Baa3                   250       7.80%, 8/15/07                               275,020
Baa3                 1,000       7.25%, 6/1/09                              1,066,106
                                 Safeway Inc., Note,
Baa2                   250(d)     6.05%, 11/15/03                             260,425
                                                                       --------------
                                                                            1,601,551
-------------------------------------------------------------------------------------
Hotels & Leisure  0.4%
                                 Starwood Hotel & Resorts,
Ba1                  3,500(d)     6.75%, 11/15/03                           3,395,000
-------------------------------------------------------------------------------------
Insurance
                                 Allstate Corp., Sr. Note,
A1                     200        7.20%, 12/1/09                              210,934
                                 Aon Corp., Note,
A3                     130        8.65%, 5/15/05                              143,741
                                                                       --------------
                                                                              354,675
-------------------------------------------------------------------------------------
Machinery & Equipment
                                 Caterpillar, Inc.,
A2                     200        7.30%, 5/1/31                               209,882

    22                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
Media & Entertainment  1.2%
                                 AOL Time Warner, Inc.,
Baa1           $     2,600(d)     7.625%, 4/15/31                      $    2,645,994
                                 News America Holdings, Inc.,
Baa3                 6,500(d)    6.70%, 5/21/04                             6,687,980
Baa3                   300       9.25%, 2/1/13                                352,800
                                 United News & Media PLC, Note,
Baa2                   550        7.25%, 7/1/04                               582,124
                                                                       --------------
                                                                           10,268,898
-----------------------------------------------------------------------------------
Oil & Gas Equipment & Services  0.4%
                                 Amerada Hess Corp., Notes,
Baa1                   150        7.375%, 10/1/09                             157,510
                                 BJ Services Co.,
Baa2                 3,500(d)     7.00%, 2/1/06                             3,764,775
                                                                       --------------
                                                                            3,922,285
-------------------------------------------------------------------------------------
Oil & Gas Exploration & Production  0.8%
                                 Anadarko Finance Co.,
Baa1                 1,500(f)     7.50%, 5/1/31                             1,520,475
                                 Devon Financing Corp.,
Baa2                   400        7.875%, 9/30/31                             399,120
                                 Duke Energy Field Services LLC,
                                  Notes,
Baa2                   200        7.50%, 8/16/05                              214,176
                                 Kerr-Mcgee Corp.,
Baa2                   750        7.875%, 9/15/31                             788,437
                                 Ocean Energy, Inc., Sr. Notes,
Baa3                   615        7.875%, 8/1/03                              625,762
                                 Osprey Trust, Inc.,
Baa2                 3,000(d)     8.31%, 1/15/03                            3,124,122
                                 Pioneer Natural Resources Co., Sr.
                                  Notes,
Ba1                    500        8.875%, 4/15/05                             543,634
                                                                       --------------
                                                                            7,215,726
-------------------------------------------------------------------------------------
Pharmaceuticals  0.2%
                                 Bristol-Myers Squibb, Note,
Aaa                  1,000        5.75%, 10/1/11                            1,009,000

    See Notes to Financial Statements                                     23

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
                                 Pharmacia Corp.,
A1             $       585        6.75%, 12/15/27                      $      588,873
                                                                       --------------
                                                                            1,597,873
-------------------------------------------------------------------------------------
Printing  0.1%
                                 World Color Press, Inc.,
Baa2                   260       8.375%, 11/15/08                             272,439
Baa2                   815       7.75%, 2/15/09                               826,570
                                                                       --------------
                                                                            1,099,009
-------------------------------------------------------------------------------------
Real Estate Investment Trust  0.6%
                                 Duke Realty L.P., Sr. Note,
Baa1                   800        7.30%, 6/30/03                              839,149
                                 EOP Operating L.P., Sr. Note,
Baa1                 1,500        6.625%, 2/15/05                           1,547,190
                                 ERP Operating L.P., Note,
A3                     400       7.10%, 6/23/04                               424,632
A3                   2,000       6.63%, 4/13/05                             2,081,400
                                                                       --------------
                                                                            4,892,371
-------------------------------------------------------------------------------------
Retail  0.3%
                                 Federated Dept. Stores, Inc., Sr.
                                  Note,
Baa1                 2,500       8.125%, 10/15/02                           2,598,950
-------------------------------------------------------------------------------------
Telecommunication Services  1.3%
                                 A T & T Canada, Inc., Sr. Note,
Baa3                   500(f)     7.65%, 9/15/06                              292,500
                                 Electric Lightwave, Inc., Notes,
Baa2                   900        6.05%, 5/15/04                              874,644
                                 GTE Corp.,
A2                     220        6.36%, 4/15/06                              232,536
                                 LCI International, Inc.,
Baa1                 3,550(d)     7.25%, 6/15/07                            3,680,960
                                 Qwest Corp., Sr. Note,
A2                     430        7.625%, 6/9/03                              450,627
                                 Sprint Capital Corp., Note,
Baa1                 1,000        6.875%, 11/15/28                            896,700

    24                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
                                 Telecomunicaciones de Puerto Rico,
                                  Inc.,
Baa1           $     1,800       6.65%, 5/15/06                        $    1,843,434
Baa1                 1,400       6.80%, 5/15/09                             1,369,291
                                 Telefonica Europe BV
A2                     300       7.75%, 9/15/10                               316,188
                                 Telus Corp., Note,
Baa2                   200(f)     7.50%, 6/1/07                               209,696
                                 WorldCom, Inc., Note,
A3                   1,600        8.25%, 5/15/31                            1,571,120
                                                                       --------------
                                                                           11,737,696
-------------------------------------------------------------------------------------
Transportation  0.1%
                                 Union Pacific Corp., Note,
Baa3                 1,000        5.75%, 10/15/07                           1,000,200
-------------------------------------------------------------------------------------
Utilities  1.5%
                                 Calenergy Co., Inc., Sr. Note,
Baa3                 4,500(d)     6.96%, 9/15/03                            4,720,860
                                 Hydro Quebec,
A1                     125        7.50%, 4/1/16                               143,978
                                 Niagara Mohawk Power Corp.,
Baa2                 2,000(d)     8.00%, 6/1/04                             2,158,520
                                 Southern California Edison Co.,
                                  Note,
Caa2                 1,000        6.50%, 6/1/49                               850,000
                                 TXU Eastern Funding Co.,
Baa1                 5,000(d)     6.45%, 5/15/05                            5,095,950
                                                                       --------------
                                                                           12,969,308
                                                                       --------------
                                 Total corporate bonds
                                  (cost $104,512,103)                     106,178,508
                                                                       --------------
ASSET BACKED SECURITIES  1.3%
                                 Citibank Credit Card Master Trust,
Aaa                  5,000(d)    6.10%, 5/15/08                             5,294,275
Aaa                    500       5.875%, 3/10/11                              517,972
                                 MBNA Master Credit Card Trust,
Aaa                  5,000(d)    5.90%, 8/15/11                             5,208,966
                                                                       --------------
                                 Total asset backed securities
                                  (cost $10,468,510)                       11,021,213
                                                                       --------------

    See Notes to Financial Statements                                     25

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES  1.2%
                                 Chase Commercial Mortgage
                                  Securities Corp., Ser. 2000-2,
Aaa            $     3,400       7.631%, 7/15/32                       $    3,794,371
                                 Commercial Mortgage Asset Trust,
Aaa                    177       7.285%, 12/17/07                             191,956
                                 First Union-Lehman Brothers
                                  Bank of America, Ser. 98-C2,
Aaa                    400        6.56%, 11/18/35                             426,090
                                 Morgan Stanley Dean Witter Capital
                                  I Trust, Ser. 2000-Life2
Aaa                  2,500(d)    7.20%, 10/15/33                            2,734,253
                                 KeyCorp.,
                                  Ser. 2000-C1
Aaa                  2,500       7.727%, 5/17/32                            2,792,418
                                                                       --------------
                                 Total commercial mortgage backed
                                  securities
                                  (cost $9,630,306)                         9,939,088
                                                                       --------------
COLLATERALIZED MORTGAGE OBLIGATION
                                 Federal National Mortgage Assoc.,
                                  PAC-1
                                 6.50%, 5/25/08
                       600        (cost $591,000)                             637,308
                                                                       --------------
U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS  8.4%
                                 Federal National Mortgage Assoc.,
                       585       8.50%, 10/1/24 - 2/1/28                      624,212
                       309       8.00%, 12/1/23                               328,603
                     1,872       7.50%, 12/1/07                             1,963,414
                     7,100(c)    7.50%, 10/1/31 TBA                         7,384,497
                     1,974       7.00%, 3/1/08                              2,070,424
                     8,489(d)    6.50%, 2/1/13 - 5/1/24                     8,773,732
                    31,000(c)    6.50%, 10/1/31 TBA                        31,553,350
                       264       6.25%, 2/1/11                                278,024
                     5,935(f)    6.00%, 5/15/11                             6,247,537
                                 Government National Mortgage
                                  Assoc.,
                     2,004       8.00%, 7/15/22 - 6/15/25                   2,132,747

    26                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
               $     4,001       7.50%, 4/15/29 - 5/15/31              $    4,180,478
                     1,371       7.00%, 6/15/24                             1,432,303
                     6,916       6.50%, 9/15/23 - 4/15/24                   7,113,649
                                                                       --------------
                                 Total U.S. government agency
                                  mortgage pass-through obligations
                                  (cost $72,113,767)                       74,082,970
                                                                       --------------
U.S. GOVERNMENT SECURITIES  7.5%
                                 United States Treasury Bonds,
                     4,533(f)    8.75%, 5/15/17                             6,196,747
                     5,250(d)    8.75%, 5/15/20                             7,316,348
                    10,000(d)    8.125%, 8/15/19                           13,135,900
                     7,400(d)    8.125%, 8/15/21                            9,815,434
                       255       8.00%, 11/15/21                              334,807
                     2,700(d)    7.625%, 11/15/22                           3,436,182
                    13,375(d)    7.125%, 2/15/23                           16,173,318
                       300(d)    6.75%, 8/15/26                               350,952
                     1,010       6.625%, 2/15/27                            1,166,388
                       420       6.25%, 5/15/30                               467,380
                                 United States Treasury Notes,
                         4       6.00%, 8/15/09                                 4,397
                        95       5.625%, 5/15/08                              102,169
                     4,640(f)    5.00%, 8/15/11                             4,792,981
                     2,985(f)    4.625%, 5/15/06                            3,089,475
                                                                       --------------
                                 Total U.S. government securities
                                  (cost $61,389,839)                       66,382,478
                                                                       --------------
FOREIGN GOVERNMENT OBLIGATIONS  0.3%
                                 Province of Quebec (Canada),
A1                     780       5.75%, 2/15/09                               798,736
A1                     800       7.125%, 2/9/24                               853,272
                                 Province of Saskatchewan (Canada),
A1                     500        9.125%, 2/15/21                             653,160
                                                                       --------------
                                 Total foreign government
                                  obligations
                                  (cost $2,029,071)                         2,305,168
                                                                       --------------
WARRANTS
                                 United Mexican States (Mexico),
                       923(a)    expiring 6/1/03                                6,461
                                                                       --------------

    See Notes to Financial Statements                                     27

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)             Description                           Value (Note 1)
-------------------------------------------------------------------------------------------
                                 Total long-term investments
                                  (cost $807,755,252)                  $  749,065,790
                                                                       --------------
SHORT-TERM INVESTMENTS  25.1%
COMMERCIAL PAPER  2.0%
                                 Sears Roebuck Acceptance Corp.
               $    13,000       3.50%, 10/24/01                           12,970,931
                                 Sprint Capital Corp.
                     5,000       3.75%, 10/26/01                            4,986,979
                                                                       --------------
                                 Total commercial paper
                                  (cost $17,957,910)                       17,957,910
                                                                       --------------
CORPORATE BONDS  0.6%
-------------------------------------------------------------------------------------
Consulting
                                 Comdisco, Inc., Note,
Caa1                   400        5.95%, 4/30/02                              290,000
-------------------------------------------------------------------------------------
Electrical Services  0.1%
                                 Duke Energy Corp., Notes,
A1                     350        7.125%, 9/3/02                              360,731
-------------------------------------------------------------------------------------
Diversified Operations  0.1%
                                 Cox Enterprises, Inc., Notes,
Baa1                   900        6.625%, 6/14/02                             917,874
-------------------------------------------------------------------------------------
Financial Services  0.4%
                                 Capital One Financial Corp., Note,
Baa2                 3,000(d)     7.08%, 10/30/01                           3,004,410
                                 General Motors Acceptance Corp.,
A2                     570        6.75%, 2/7/02                               574,788
                                                                       --------------
                                                                            3,579,198
                                                                       --------------
                                 Total corporate bonds
                                  (cost $5,220,398)                         5,147,803
                                                                       --------------
U.S. GOVERNMENT SECURITIES  1.3%
                                 United States Treasury Bills
                                 2.13%, 12/20/01
                    11,300(b)     (cost $11,246,513)                       11,246,513
                                                                       --------------

    28                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

               Shares             Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
INVESTMENT COMPANIES  21.2%
                                  Prudential Core Investment
                                   Fund--Taxable Money Market Series
                186,700,091(e)    (cost $186,597,227; Note 3)          $  186,597,227
                                                                       --------------
                                  Total short-term investments
                                   (cost $221,022,048)                    220,949,453
                                                                       --------------
                                  Total Investments  110.2%
                                   (cost $1,028,777,300; Note 4)          970,015,243
                                  Liabilities in excess of other
                                   assets  (10.2%)                        (90,020,514)
                                                                       --------------
                                  Net Assets  100%                     $  879,994,729
                                                                       --------------
                                                                       --------------

------------------------------
(a) Non-income producing security.
(b) All or partial amount of security is segregated as initial margin for financial futures transactions.
(c) Partial principal amount of $38,100,000 represents a to-be-announced ('TBA') mortgage dollar roll, see Notes 1 and 4.
(d) All or partial amount of security pledged as collateral for dollar rolls.
(e) Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(f) Securities, or portion thereof, on loan, see Note 4.
BV--Beloten Vennootschaap (Dutch Corporation).
LLC--Limited Liability Company.
L.P.--Limited Partnership.
NV--Naamloze Vennootschap (Dutch Corporation).
PAC--Planned Amortization Class.
PLC--Public Limited Company (British Corporation).
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     29

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Statement of Assets and Liabilities

                                                                September 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value including collateral for securities
   on loan of $55,466,389 (cost $1,028,777,300)                    $970,015,243
Cash                                                                  4,040,200
Dividends and interest receivable                                     4,349,858
Receivable for investments sold                                       2,338,485
Due from broker - variation margin                                    2,035,457
Receivable for Series shares sold                                     1,275,844
Receivable for securities lending                                       110,133
Other assets                                                             23,675
                                                                ------------------
      Total assets                                                  984,188,895
                                                                ------------------
LIABILITIES
Payable to broker for collateral for securities on loan              55,466,389
Payable for investments purchased                                    44,020,065
Payable for Series shares reacquired                                  2,582,753
Accrued expenses and other liabilities                                1,285,833
Management fee payable                                                  482,591
Distribution fee payable                                                273,207
Securities lending rebate payable                                        83,328
                                                                ------------------
      Total liabilities                                             104,194,166
                                                                ------------------
NET ASSETS                                                         $879,994,729
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                            $     79,443
   Paid-in capital in excess of par                                 947,939,087
                                                                ------------------
                                                                    948,018,530
   Undistributed net investment income                               17,403,115
   Accumulated net realized loss on investments                     (24,912,937)
   Net unrealized appreciation/depreciation on investments          (60,513,979)
                                                                ------------------
Net assets, September 30, 2001                                     $879,994,729
                                                                ------------------
                                                                ------------------

    30                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Statement of Assets and Liabilities Cont'd.

                                                                September 30, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($474,408,950 / 42,816,881 shares of common stock
      issued and outstanding)                                            $11.08
   Maximum sales charge (5% of offering price)                              .58
                                                                ------------------
   Maximum offering price to public                                      $11.66
Class B:
   Net asset value, offering price and redemption price per
      share
      ($181,312,990 / 16,482,586 shares of common stock
      issued and outstanding)                                            $11.00
Class C:
   Net asset value and redemption price per share
      ($16,422,709 / 1,492,980 shares of common stock
      issued and outstanding)                                            $11.00
   Sales charge (1% of offering price)                                      .11
                                                                ------------------
   Offering price to public                                              $11.11
Class Z:
   Net asset value, offering price and redemption price per
      share ($207,850,080 / 18,650,883 shares of common stock
      issued and outstanding)                                            $11.14

    See Notes to Financial Statements                                     31

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                       $   25,172,564
   Dividends (net of foreign withholding taxes of $32,197)             6,717,325
   Income from securities loaned (net)                                   120,241
                                                                ------------------
      Total income                                                    32,010,130
                                                                ------------------
Expenses
   Management fee                                                      6,025,012
   Distribution fee--Class A                                           1,140,898
   Distribution fee--Class B                                           2,256,206
   Distribution fee--Class C                                             140,195
   Transfer agent's fees and expenses                                  1,602,000
   Reports to shareholders                                               480,000
   Registration fees                                                     310,000
   Custodian's fees and expenses                                         230,000
   Legal fees and expenses                                               101,000
   Audit fee                                                              20,000
   Directors' fees and expenses                                           18,000
   Miscellaneous                                                          37,175
                                                                ------------------
      Total operating expenses                                        12,360,486
                                                                ------------------
   Net investment income before excise tax                            19,649,644
   Excise tax                                                            (61,745)
                                                                ------------------
Net investment income                                                 19,587,899
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                           (21,143,709)
   Financial futures contracts                                        (3,776,029)
   Foreign currency transactions                                          84,165
                                                                ------------------
                                                                     (24,835,573)
                                                                ------------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                      (118,449,427)
   Financial futures contracts                                          (700,624)
                                                                ------------------
                                                                    (119,150,051)
                                                                ------------------
Net loss on investments                                             (143,985,624)
                                                                ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (124,397,725)
                                                                ------------------
                                                                ------------------

    32                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                            ----------------------------------------
                                                   2001                  2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $     19,587,899       $    4,779,031
   Net realized gain (loss) on
      investments                                 (24,835,573)           6,875,052
   Net change in unrealized
      appreciation/depreciation on
      investments                                (119,150,051)           5,503,195
                                            ------------------    ------------------
   Net increase (decrease) in net assets
      resulting from operations                  (124,397,725)          17,157,278
                                            ------------------    ------------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                        (529,982)            (218,395)
      Class B                                        (424,562)            (155,300)
      Class C                                         (65,756)             (17,058)
      Class Z                                      (3,969,182)          (2,869,829)
                                            ------------------    ------------------
                                                   (4,989,482)          (3,260,582)
                                            ------------------    ------------------
   Distributions to shareholders from net
      realized gains on investments
      Class A                                        (603,473)            (538,187)
      Class B                                        (604,293)            (595,317)
      Class C                                         (93,593)             (65,387)
      Class Z                                      (4,237,101)          (6,387,685)
                                            ------------------    ------------------
                                                   (5,538,460)          (7,586,576)
                                            ------------------    ------------------
Series share transactions (net of share
   conversion) (Note 5)
   Net proceeds from shares sold(b)             1,982,644,704           65,706,175
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                  10,480,627           10,820,733
   Cost of shares reacquired                   (1,162,705,795)         (45,079,160)
                                            ------------------    ------------------
   Net increase in net assets from Series
      share transactions                          830,419,536           31,447,748
                                            ------------------    ------------------
      Total increase                              695,493,869           37,757,868
NET ASSETS
Beginning of year                                 184,500,860          146,742,992
                                            ------------------    ------------------
End of year(a)                               $    879,994,729       $  184,500,860
                                            ------------------    ------------------
                                            ------------------    ------------------
------------------------------
(a) Includes undistributed net investment
    income of                                $     17,403,115       $    3,913,675
                                            ------------------    ------------------
(b) For the year ending September 30, 2001, includes shares issued in connection with acquisition of Prudential Balanced Fund (Note 6).

    See Notes to Financial Statements                                     33

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Notes to Financial Statements

      The Prudential Investment Portfolios, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of three series: Prudential Active Balanced Fund (the 'Series'), Prudential Jennison Growth Fund and Prudential Jennison Equity Opportunity Fund. These financial statements relate to Prudential Active Balanced Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

      The Series' investment objective is to seek income and long-term growth of capital by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
NASDAQ (other than options on securities and indices) are valued at the last sale price on such exchange or system on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments Fund Manager LLC ('PIFM' or 'Manager'), in consultation with Prudential Investment Management, Inc. ('PIM' or 'Subadviser'), formerly known as The Prudential Investment Corporation, to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of net asset value or, using a methodology developed by an independent pricing agent, which is, in the judgment of the Manager and Subadviser, able to produce prices which are representative of market value.
    34

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Notes to Financial Statements Cont'd.

      Short-term securities which mature in more than 60 days, for which market quotations are readily available, are valued at current market quotations as provided by an independent pricing agent or principal market maker. Short-term securities which mature in 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless the Board of Directors determines that such valuation does not represent fair value.

      All securities are valued as of 4:15 p.m., New York time.

      Foreign Currency Translation:    The books and records of the Series are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal year. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.
                                                                          35

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Notes to Financial Statements Cont'd.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Dollar Rolls:    The Series enters into mortgage dollar rolls in which the
Series sells mortgage securities for delivery in the current month, realizing a gain or loss and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the securities. The Series is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as interest income. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligations in respect of dollar rolls.

      Securities Lending:    The Series may lend its portfolio securities to
qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Series receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price
    36

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Notes to Financial Statements Cont'd.

of the securities loaned that may occur during the term of the loan. Prudential Securities Incorporated ('PSI'), a wholly owned subsidiary of The Prudential Insurance Company of America ('The Prudential'), is the securities lending agent for the Fund. For the year ended September 30, 2001, PSI has been compensated (by the Series) approximately $40,000 for these services.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income which is comprised of 3 elements: stated coupon, OID and market discount is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes discount and amortizes premium as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    Distributions from net investment income
and net capital gains, if any, are made annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Series' policy to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Reclassification of Capital Accounts:    The Series accounts and reports
for distributions to shareholders in accordance with the American Institute of Certified Public Accountants, Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income; Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease undistributed net investment income by $1,108,977, increase accumulated net realized loss on investments by $962,814 and increase paid-in capital in excess of par by $2,071,791 due to a non-deductible excise tax and for redemptions
                                                                          37

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Notes to Financial Statements Cont'd.

utilized as distributions for federal income tax purposes during the year ended September 30, 2001. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement for the Series with PIFM. Pursuant to a subadvisory agreement between PIFM and PIM, PIM furnishes investment advisory services in connection with the management of the Series. Under the subadvisory agreement, PIM, subject to the supervision of PIFM, is responsible for managing the assets of the Series in accordance with its investment objective and policies. PIFM pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

      For the period October 1, 2000 through November 9, 2000, the management fee paid to PIFM was computed daily and payable monthly at an annual rate of .65 of 1% of the Series' average daily net assets. Effective November 10, 2000, the management fee paid to PIFM is computed daily and payable monthly at an annual rate of .65 of 1% of the Series' daily average net assets up to $1 billion and
 .60 of 1% of the average net assets of the Series in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Fund compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended September 30, 2001.

      PIMS has advised the Series that it received approximately $95,100 and $14,500 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the year ended September 30, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
    38

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Notes to Financial Statements Cont'd.

      PIMS has advised the Series that for the year ended September 30, 2001, it received approximately $303,100 and $7,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential. Effective November 1, 2001, PIFM changed its name to Prudential Investments LLC.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the maximum commitment was $1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Series did not borrow any amounts pursuant to the SCA during the year ended September 30, 2001.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended September 30, 2001, the Series incurred fees of approximately $1,415,300 for the services of PMFS. As of September 30, 2001, approximately $94,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Series invests in the Taxable Money Market Series, a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PIFM. As of September 30, 2001, the Series earned income from the Taxable Money Market Series of $392,304 and $120,241 respectively, by investing its excess cash and collateral received from securities lending.
                                                                          39

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Notes to Financial Statements Cont'd.

Note 4. Portfolio Securities
Purchases and sales of investment securities other than short-term investments, for the year ended September 30, 2001 were $1,042,966,295 and $1,247,310,892, respectively.

      The average monthly balance of dollar rolls outstanding during the year ended September 30, 2001 was approximately $29,154,004. The value of dollar rolls outstanding at September 30, 2001 was $33,848,597 (principal $33,100,000), which was 3.8% of total assets.

      The cost basis of investments for federal income tax purposes as of September 30, 2001 was $1,035,454,214 and, accordingly, net unrealized depreciation of investments for federal income tax purposes was $65,336,107 (gross unrealized appreciation--$47,995,132, gross unrealized depreciation--$113,331,239).

      For federal income tax purposes, the Series has a capital loss carryforward as of September 30, 2001 of approximately $22,945 which expires in 2009. In addition, the Series will elect to treat net capital losses of approximately $20,067,863 incurred in the eleven-month period ended September 30, 2001 as having been incurred in the following fiscal year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.

      During the year ended September 30, 2001, the Series entered into financial futures contracts. Details of open contracts at September 30, 2001 are as follows:

                                                             Value at         Value at         Unrealized
    Number of                               Expiration     September 30,        Trade        Appreciation/
    Contracts                Type              Date            2001             Date         (Depreciation)
------------------    ------------------    ----------     -------------     -----------     --------------
Long Positions:
322                   S&P Mid 400              Dec. 01      $ 69,785,450     $71,645,000      $ (1,859,550)
168                   S&P 500                  Dec. 01        43,835,400      43,460,475           374,925
                      Chicago Board of
55                      Trade 5 year           Dec. 01         5,950,312       5,916,203            34,109
Short Positions:
236                   U.S. Treas. Bond         Dec. 01        24,898,000      24,621,484          (276,516)
                      Chicago Board of
9                       Trade 10 year          Dec. 01           979,031         954,141           (24,890)
                                                                                             --------------
                                                                                              $ (1,751,922)
                                                                                             --------------
                                                                                             --------------

      As of September 30, 2001, the Series had securities on loan with an aggregate market value of $54,909,962. As of this date, the cash collateral held for securities on loan was $55,466,389.
    40

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Notes to Financial Statements Cont'd.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 3.25 billion shares of $.001 par value of common stock of the Fund authorized which are divided into three series, two of which (including the Series) offer four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares. As of September 30, 2001 Prudential owned 181,399 Class A shares, 10 Class B shares, 10 Class C shares and 24,373 Class Z shares.

      Transactions in shares of common stock were as follows:

Class A                                                    Shares           Amount
------------------------------------------------------   -----------    ---------------
Year ended September 30, 2001:
Shares sold                                               42,640,383    $   533,752,789
Shares issued in connection with acquisition of
  Prudential Balanced Fund (Note 6)                       39,781,013        498,463,933
Shares issued in reinvestment of dividends and
  distributions                                               87,889          1,117,952
Shares reacquired                                        (47,346,788)      (590,518,826)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                              35,162,497        442,815,848
Shares issued upon conversion from Class B                 6,459,560         78,851,001
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding             41,622,057    $   521,666,849
                                                         -----------    ---------------
                                                         -----------    ---------------
Year ended September 30, 2000:
Shares sold                                                  581,989    $     7,862,230
Shares issued in reinvestment of dividends and
  distributions                                               57,495            751,456
Shares reacquired                                           (258,444)        (3,501,479)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                 381,040          5,112,207
Shares issued upon conversion from Class B                    29,192            395,759
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding                410,232    $     5,507,966
                                                         -----------    ---------------
                                                         -----------    ---------------

                                                                          41

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Notes to Financial Statements Cont'd.

Class B                                                    Shares           Amount
------------------------------------------------------   -----------    ---------------
Year ended September 30, 2001:
Shares sold                                               25,508,752    $   318,862,215
Shares issued in connection with acquisition of
  Prudential Balanced Fund (Note 6)                       23,649,238        296,140,946
Shares issued in reinvestment of dividends and
  distributions                                               78,825          1,001,080
Shares reacquired                                        (27,631,407)      (344,556,318)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                              21,605,408        271,447,923
Shares reacquired upon conversion into Class A            (6,485,699)       (78,851,001)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding             15,119,709    $   192,596,922
                                                         -----------    ---------------
                                                         -----------    ---------------
Year ended September 30, 2000:
Shares sold                                                  779,526    $    10,543,588
Shares issued in reinvestment of dividends and
  distributions                                               56,023            732,778
Shares reacquired                                           (276,767)        (3,704,451)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                 558,782          7,571,915
Shares reacquired upon conversion into Class A               (29,275)          (395,759)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding                529,507    $     7,176,156
                                                         -----------    ---------------
                                                         -----------    ---------------
Class C
------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                1,663,156    $    20,539,283
Shares issued in connection with acquisition of
  Prudential Balanced Fund (Note 6)                          920,247         11,522,018
Shares issued in reinvestment of dividends and
  distributions                                               12,237            155,417
Shares reacquired                                         (1,314,136)       (16,317,359)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding              1,281,504    $    15,899,359
                                                         -----------    ---------------
                                                         -----------    ---------------
Year ended September 30, 2000:
Shares sold                                                  163,480    $     2,216,590
Shares issued in reinvestment of dividends and
  distributions                                                6,048             79,112
Shares reacquired                                            (42,829)          (575,747)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding                126,699    $     1,719,955
                                                         -----------    ---------------
                                                         -----------    ---------------

    42

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Notes to Financial Statements Cont'd.

Class Z                                                    Shares           Amount
------------------------------------------------------   -----------    ---------------
Year ended September 30, 2001:
Shares sold                                               14,991,139    $   186,528,980
Shares issued in connection with acquisition of
  Prudential Balanced Fund (Note 6)                        9,315,459        116,834,540
Shares issued in reinvestment of dividends and
  distributions                                              645,140          8,206,178
Shares reacquired                                        (16,925,458)      (211,313,292)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding              8,026,280    $   100,256,406
                                                         -----------    ---------------
                                                         -----------    ---------------
Year ended September 30, 2000:
Shares sold                                                3,323,493    $    45,083,767
Shares issued in reinvestment of dividends and
  distributions                                              708,293          9,257,387
Shares reacquired                                         (2,770,821)       (37,297,483)
                                                         -----------    ---------------
Net increase (decrease) in shares outstanding              1,260,965    $    17,043,671
                                                         -----------    ---------------
                                                         -----------    ---------------

Note 6. Acquisition of Prudential Balanced Fund
On November 10, 2000, the Series acquired all the net assets of Prudential Balanced Fund pursuant to a plan of reorganization approved by Prudential Balanced Fund shareholders on October 27, 2000. The acquisition was accomplished by a tax-free exchange of the following shares:

           Prudential Balanced
               Fund Shares          Series
                Redeemed        Shares Issued       Value
           ---------------     ---------------  ------------
Class A        43,724,218         39,781,013     $498,463,933
Class B        26,064,125         23,649,238      296,140,946
Class C         1,014,216            920,247       11,522,018
Class Z        10,247,005          9,315,459      116,834,540

      Prudential Balanced Fund net assets at that date ($922,961,437), including $46,678,039 of unrealized appreciation, were combined with those of the Series. The aggregate net assets of the Series and Prudential Balanced Fund immediately before the acquisition were $172,990,345 and $922,961,437, respectively.
                                                                          43

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Financial Highlights

                                                                     Class A
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  13.76
                                                                   ----------
Income from investment operations:
Net investment income                                                     .44
Net realized and unrealized gain (loss) on investment
transactions                                                            (2.31)
                                                                   ----------
   Total from investment operations                                     (1.87)
                                                                   ----------
Less distributions:
Dividends from net investment income                                     (.38)
Distributions from net realized gains                                    (.43)
                                                                   ----------
   Total distributions                                                   (.81)
                                                                   ----------
Net asset value, end of period                                       $  11.08
                                                                   ----------
                                                                   ----------
TOTAL RETURN(d):                                                       (14.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $474,409
Average net assets (000)                                             $456,359
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                          1.21%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                           .96%
   Net investment income                                                 2.21%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                134%

------------------------------
(a) Commencement of offering of Class A shares.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.
    44                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Financial Highlights Cont'd.

                                            Class A
------------------------------------------------------------------------------------------------
                 Year Ended September 30,                          November 7, 1996(a)
----------------------------------------------------------        through September 30,
      2000                1999                  1998                       1997
------------------------------------------------------------------------------------------------
    $  13.25            $  13.29               $14.41                     $13.40
         .38                 .31                  .44                        .21(b)
        1.10                1.69                 (.20)                      1.97
    --------            --------              -------                    -------
        1.48                2.00                  .24                       2.18
    --------            --------              -------                    -------
        (.28)               (.30)                (.32)                      (.39)
        (.69)              (1.74)               (1.04)                      (.78)
    --------            --------              -------                    -------
        (.97)              (2.04)               (1.36)                     (1.17)
    --------            --------              -------                    -------
    $  13.76            $  13.25               $13.29                     $14.41
    --------            --------              -------                    -------
    --------            --------              -------                    -------
       11.56%              16.07%                1.93%                     17.48%
    $ 16,444            $ 10,397               $3,218                     $  990
    $ 13,248            $  6,918               $2,090                     $  100
        1.30%               1.41%                1.28%                      1.31%(c)
        1.05%               1.16%                1.03%                      1.06%(c)
        2.76%               2.29%                2.72%                      2.69%(c)
         243%                230%                 256%                        50%

    See Notes to Financial Statements                                     45

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Financial Highlights Cont'd.

                                                                     Class B
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  13.68
                                                                   ----------
Income from investment operations:
Net investment income                                                     .40
Net realized and unrealized gain (loss) on investment
transactions                                                            (2.35)
                                                                   ----------
   Total from investment operations                                     (1.95)
                                                                   ----------
Less distributions:
Dividends from net investment income                                     (.30)
Distributions from net realized gains                                    (.43)
                                                                   ----------
   Total distributions                                                   (.73)
                                                                   ----------
Net asset value, end of period                                       $  11.00
                                                                   ----------
                                                                   ----------
TOTAL RETURN(d):                                                       (14.99)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $181,313
Average net assets (000)                                             $225,621
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                          1.96%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                           .96%
   Net investment income                                                 1.55%

------------------------------
(a) Commencement of offering of Class B shares.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.
    46                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Financial Highlights Cont'd.

                                            Class B
------------------------------------------------------------------------------------------------
                 Year Ended September 30,                          November 7, 1996(a)
----------------------------------------------------------        through September 30,
      2000                1999                  1998                       1997
------------------------------------------------------------------------------------------------
    $  13.17            $  13.22               $14.34                     $13.40
    --------            --------              -------                    -------
         .27                 .19                  .27                        .19(b)
        1.11                1.69                 (.14)                      1.92
    --------            --------              -------                    -------
        1.38                1.88                  .13                       2.11
    --------            --------              -------                    -------
        (.18)               (.19)                (.21)                      (.39)
        (.69)              (1.74)               (1.04)                      (.78)
    --------            --------              -------                    -------
        (.87)              (1.93)               (1.25)                     (1.17)
    --------            --------              -------                    -------
    $  13.68            $  13.17               $13.22                     $14.34
    --------            --------              -------                    -------
    --------            --------              -------                    -------
       10.78%              15.12%                1.10%                     16.91%
    $ 18,648            $ 10,979               $3,038                     $  213
    $ 13,794            $  7,018               $1,285                     $   71
        2.05%               2.16%                2.03%                      2.06%(c)
        1.05%               1.16%                1.03%                      1.06%(c)
        2.01%               1.54%                1.95%                      1.94%(c)

    See Notes to Financial Statements                                     47

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Financial Highlights Cont'd.

                                                                     Class C
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  13.68
                                                                     --------
Income from investment operations:
Net investment income                                                     .32
Net realized and unrealized gain (loss) on investment
transactions                                                            (2.27)
                                                                     --------
   Total from investment operations                                     (1.95)
                                                                     --------
Less distributions:
Dividends from net investment income                                     (.30)
Distributions from net realized gains                                    (.43)
                                                                     --------
   Total distributions                                                   (.73)
                                                                     --------
Net asset value, end of period                                       $  11.00
                                                                     --------
                                                                     --------
TOTAL RETURN(d):                                                       (14.99)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 16,423
Average net assets (000)                                             $ 14,019
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                          1.96%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                           .96%
   Net investment income                                                 1.43%

------------------------------
(a) Commencement of offering of Class C shares.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.
    48                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Financial Highlights Cont'd.

                                            Class C
------------------------------------------------------------------------------------------------
                 Year Ended September 30,                          November 7, 1996(a)
----------------------------------------------------------        through September 30,
      2000                1999                  1998                       1997
------------------------------------------------------------------------------------------
    $  13.17            $  13.22               $14.34                     $13.40
    --------            --------              -------                    -------
         .27                 .19                  .48                        .13(b)
        1.11                1.69                 (.35)                      1.98
    --------            --------              -------                    -------
        1.38                1.88                  .13                       2.11
    --------            --------              -------                    -------
        (.18)               (.19)                (.21)                      (.39)
        (.69)              (1.74)               (1.04)                      (.78)
    --------            --------              -------                    -------
        (.87)              (1.93)               (1.25)                     (1.17)
    --------            --------              -------                    -------
    $  13.68            $  13.17               $13.22                     $14.34
    --------            --------              -------                    -------
    --------            --------              -------                    -------
       10.78%              15.12%                1.10%                     16.91%
    $  2,893            $  1,117               $  284                     $    5
    $  1,741            $    674               $  118                     $    1
        2.05%               2.16%                2.03%                      2.06%(c)
        1.05%               1.16%                1.03%                      1.06%(c)
        2.02%               1.54%                2.04%                      1.94%(c)

    See Notes to Financial Statements                                     49

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Financial Highlights Cont'd.

                                                                     Class Z
                                                                ------------------
                                                                    Year Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $  13.79
                                                                   ----------
Income from investment operations:
Net investment income                                                     .35
Net realized and unrealized gain (loss) on investment
transactions                                                            (2.17)
                                                                   ----------
   Total from investment operations                                     (1.82)
                                                                   ----------
Less distributions:
Dividends from net investment income                                     (.40)
Distributions from net realized gains                                    (.43)
                                                                   ----------
   Total distributions                                                   (.83)
                                                                   ----------
Net asset value, end of year                                         $  11.14
                                                                   ----------
                                                                   ----------
TOTAL RETURN(b):                                                       (13.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $207,850
Average net assets (000)                                             $230,926
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                           .96%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                           .96%
   Net investment income                                                 2.51%

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
    50                                     See Notes to Financial Statements

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Financial Highlights Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  13.27             $  13.32             $  14.45             $  13.01
----------------     ----------------     ----------------     ----------------
         .40                  .35                  .38                  .39(a)
        1.12                 1.68                 (.12)                2.22
----------------     ----------------     ----------------     ----------------
        1.52                 2.03                  .26                 2.61
----------------     ----------------     ----------------     ----------------
        (.31)                (.34)                (.35)                (.39)
        (.69)               (1.74)               (1.04)                (.78)
----------------     ----------------     ----------------     ----------------
       (1.00)               (2.08)               (1.39)               (1.17)
----------------     ----------------     ----------------     ----------------
    $  13.79             $  13.27             $  13.32             $  14.45
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       11.87%               16.32%                2.12%               21.34%
    $146,516             $124,250             $161,838             $158,672
    $137,089             $130,052             $177,443             $154,199
        1.05%                1.16%                1.03%                1.06%
        1.05%                1.16%                1.03%                1.06%
        2.99%                2.54%                2.99%                2.94%

    See Notes to Financial Statements                                     51

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Report of Independent Accountants

To the Shareholders and Board of Directors of The Prudential Investment Portfolios, Inc.--Prudential Active Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Investment Portfolios, Inc.--Prudential Active Balanced Fund (the 'Fund,' one of the portfolios constituting The Prudential Investment Portfolios, Inc.) at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 21, 2001
    52

       The Prudential Investment Portfolios, Inc.     Prudential Active
Balanced Fund
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (September 30, 2001) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year. Accordingly, we are advising you that in the fiscal year ended September 30, 2001, dividends paid from net investment income were $.375 per share for Class A shares, $.30 per share for Class B and Class C shares and $.40 per share for Class Z shares, which are taxable as ordinary income. In addition, the Series paid to Class A, B, C and Z shares a short-term capital gain distribution of $.204 per share which is taxable as ordinary income and a long-term capital gain distribution of $.223 per share which is taxable as such. The Series utilized redemptions as distributions in the amount of $.01 per Class A, Class B, Class C and Class Z Shares of ordinary income.

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 15.64% of the dividends paid from ordinary income in the fiscal year ended September 30, 2001 qualify for each of these states' tax exclusion.

      We also wish to advise you that 18.19% of the dividends paid from ordinary income in the fiscal year ended September 30, 2001 qualified for the corporate dividends received deduction available to corporate taxpayers.

      In January 2002, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2001.
                                                                          53

The Prudential Investment Portfolios, Inc.  Prudential Active Balanced Fund

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
---------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
   www.prudential.com  (800) 225-1852


Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
------------------------------------------------
Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
Strategic Partners Moderate Growth Fund
Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
Strategic Partners
   Large Capitalization Growth Fund
Strategic Partners
   Large Capitalization Value Fund
Strategic Partners
   Small Capitalization Growth Fund
Strategic Partners
   Small Capitalization Value Fund
Strategic Partners
   International Equity Fund
Strategic Partners
   Total Return Bond Fund

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential
mutual funds.

The Prudential Investment Portfolios, Inc.  Prudential Active Balanced Fund

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports-- or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate
charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

    www.prudential.com  (800) 225-1852

Leverage: The use of borrowed assets to
enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment.
While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign
company or government on the U.S. market and denominated in U.S. dollars.

The Prudential Investment Portfolios, Inc.  Prudential Active Balanced Fund

Class A  Growth of a $10,000 Investment

               (GRAPH)

Average Annual Total Returns as of 9/30/01
                       One Year    Five Years    Since Inception
With Sales Charge      -18.68%        N/A             4.85%
Without Sales Charge   -14.40%        N/A             5.95%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.
The graph compares a $10,000 investment in the Prudential Active Balanced Fund (Class A shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) and the Lehman
Brothers Government/Credit Bond Index (the
Lehman Index) by portraying the initial
account values at the commencement of
operations of Class A shares (November 7,
1996) and the account values at the end of the current fiscal year (September 30, 2001), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Lehman Index is a weighted index of public, fixed-rate, nonconvertible domestic corporate debt securities rated at least investment grade and public obligations of the U.S. Treasury. The S&P
500 Index and the Lehman Index total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise both indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock and bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with Securities and Exchange Commission
(SEC) regulations.

        www.prudential.com  (800) 225-1852

Class B  Growth of a $10,000 Investment

               (GRAPH)

Average Annual Total Returns as of 9/30/01
                       One Year    Five Years    Since Inception
With Sales Charge      -19.24%        N/A              5.03%
Without Sales Charge   -14.99%        N/A              5.20%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.
The graph compares a $10,000 investment in the Prudential Active Balanced Fund (Class B shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) and the Lehman
Brothers Government/Credit Bond Index (the
Lehman Index) by portraying the initial
account values at the commencement of
operations of Class B shares (November 7,
1996) and the account values at the end of the current fiscal year (September 30, 2001), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B shares, assuming full redemption on September 30, 2001; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. This conversion feature is not reflected in the graph.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Lehman Index is a weighted index of public, fixed-rate, nonconvertible domestic corporate debt securities rated at least investment grade and public obligations of the U.S. Treasury. The S&P
500 Index and the Lehman Index total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise both indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock and bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with Securities and Exchange Commission
(SEC) regulations.

The Prudential Investment Portfolios, Inc.  Prudential Active Balanced Fund

Class C  Growth of a $10,000 Investment

               (GRAPH)

Average Annual Total Returns as of 9/30/01
                       One Year    Five Years    Since Inception
With Sales Charge      -16.68%        N/A             4.98%
Without Sales Charge   -14.99%        N/A             5.20%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.
The graph compares a $10,000 investment in the Prudential Active Balanced Fund (Class C shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) and the Lehman
Brothers Government/Credit Bond Index (the
Lehman Index) by portraying the initial
account values at the commencement of
operations of Class C shares (November 7,
1996) and the account values at the end of the current fiscal year (September 30, 2001), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the applicable front-end sales charge was deducted from the initial $10,000 investment in Class C shares; (b) the applicable contingent deferred sales charge was deducted from the value of the investment in Class C shares, assuming full redemption on September 30, 2001; (c) all recurring fees
(including management fees) were deducted;
and (d) all dividends and distributions were reinvested.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Lehman Index is a weighted index of public, fixed-rate, nonconvertible domestic corporate debt securities rated at least investment grade and public obligations of the U.S. Treasury. The S&P
500 Index and the Lehman Index total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise both indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock and bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with Securities and Exchange Commission
(SEC) regulations.

    www.prudential.com  (800) 225-1852

Class A  Growth of a $10,000 Investment

               (GRAPH)

Average Annual Total Returns as of 9/30/01
                       One Year    Five Years    Since Inception
With Sales Charge      -13.96%       6.77%            8.19%
Without Sales Charge   -13.96%       6.77%            8.19%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.
The graph compares a $10,000 investment in the Prudential Active Balanced Fund (Class Z shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) and the Lehman
Brothers Government/Credit Bond Index (the
Lehman Index) by portraying the initial
account values at the commencement of
operations of Class Z shares (January 4,
1993) and the account values at the end of the current fiscal year (September 30, 2001), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted, and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Lehman Index is a weighted index of public, fixed-rate, nonconvertible domestic corporate debt securities rated at least investment grade and public obligations of the U.S. Treasury. The S&P
500 Index and the Lehman Index total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise both indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock and bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with Securities and Exchange Commission
(SEC) regulations.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

DIRECTORS
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Secretary
Maria G. Master, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment
   Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols    NASDAQ      CUSIP
  Class A       PIBAX     74437E883
  Class B       PBFBX     74437E875
  Class C       PABCX     74437E867
  Class Z       PABFX     74437E859

MF185E          IFS-A067002

(LOGO) Printed on Recycled Paper